GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                              Phone: (215) 988-7800
                               Fax: (215) 988-7801
                                                    Terrance James Reilly, Esq.
                                                   Direct Dial:  (215) 988-7815

                                    August 28, 2002

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

      RE:  The World Insurance Trust (the "Trust")
           SEC File Nos. 333-85528/811-21072

Ladies and Gentlemen:

      Attached herewith for filing please find Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"). The Registration Statement has been amended in response to the Commission's comments set forth in a letter dated June 10, 2002 from Martha Atkins, Senior Counsel, Office of Insurance Products. This letter responds to the numbered comments in Ms. Atkin's letter.

SEC Comment No. 1. Risk/Return Summary-Investor Profile This section is technically not a part of Items 2 and 3. The instructions to Form N-lA state that no other information can be placed between Items 2 and 3, therefore, this information should be placed after Item 2 and Item 3 disclosure. See General Instruction C.3(a) Organization of Information.

      The text has been deleted from the Risk/Return Summary, as requested. Similar disclosure is contained under Item 7, which is entitled "BUYING AND SELLING SHARES" in this prospectus.

SEC Comment No. 2.   Fees and Expenses
As a reminder, the prospectus must contain a fee table in any annual update filed after September 30, 2002.

      The Trust is aware of this new disclosure obligation and future amendments to the Registration Statement in any annual update filed after September 30, 2002 will comply with the fee table disclosure requirement. SEC Comment No. 3. Management-Investment Adviser Just after describing the experience of Mr. Faust, the portfolio manager, the prospectus states that "the Adviser" served as an investment adviser to two other mutual funds. Please clarify whether this statement is describing the advisory experience of CSI Capital Management, the investment adviser, or the experience of the portfolio manager. Also, consider naming the two mutual funds.

      The disclosure has been clarified as per your request. The statement now describes the advisory experience of both CSI Capital Management, Inc. and the portfolio manager, Leland Faust. CSI Capital Management, Inc., the investment adviser, has served as the investment adviser to the two other mutual funds since 1997. Leland Faust, the portfolio manager, has also served as the portfolio manager to the two other mutual funds since 1997. In addition, the Trust has named the two other mutual funds advised by CSI Capital Management, Inc. and Mr. Faust.

      The disclosure now reads as follows:

"Since 1997, the Adviser and Mr. Faust have also served as the investment adviser and Portfolio Manager to the CSI Equity Fund and CSI Fixed Income Fund, two series of another open-end management investment company registered under the 1940 Act." SEC Comment No. 4. Financial Statements, Exhibits, and Other Information Financial statements, exhibits, and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

      The Pre-Effective Amendment contains the opinion of counsel as to the legality of the shares being offered, as well as certain other exhibits, and completes the required exhibits and disclosure necessary for the effectiveness of this Registration Statement. Please note that the Trust will not be including financial statements prior to its effectiveness of this Registration Statement. The Trust will not be including financial statements prior to its effectiveness since the Trust intends to raise its initial capital under Section 14(a)(3) of the 1940 Act. Accordingly, after the effectiveness of this Registration Statement but before accepting subscriptions from more than 25 persons, the Trust shall file a Post-Effective Amendment to its Registration Statement on Form N-1A with certified financial statements. An undertaking to this effect has been added to Part C.

      I believe this covers all of the comments or changes you requested. If you have any questions concerning this letter or Pre-Effective Amendment No. 1, please do not hesitate to call me at (215) 988-7815.

                                    Very truly yours,


                                    /s/ Terrance James Reilly
                                        Terrance James Reilly

cc:   Martha Atkins
      Steven M. Felsenstein
      John Pasco, III

As filed with the Securities and Exchange Commission on August 28, 2002

                                     Registration No. 333-85528
                                            File No.  811-21072

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |  |
                                                                  --
      Pre-Effective Amendment No.    1                           |X |
                                 --------
                                                                  --
      Post-Effective Amendment No._______                        |__|

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |  |
                                                                  --
      Amendment No.                  1                           |X |
                                 --------

                        (Check appropriate box or boxes)

                            THE WORLD INSURANCE TRUST
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
             -------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                  804-285-8211
              ----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective:

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 9\8(a), may determine.

Title of Securities Being Registered:  Shares of beneficial interest

PROSPECTUS




THE WORLD INSURANCE TRUST


CSI Equity Portfolio


Prospectus dated September 1 2002



This prospectus describes the CSI Equity Portfolio (the "Portfolio"), a series of shares offered by The World Insurance Trust (the "Trust"). To obtain a prospectus, please call ___________________. The Portfolio seeks long-term growth of capital by investing in a diversified portfolio of equity securities.











As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective:     Long-term growth of capital

Principal Investment
Strategies:

                          The Portfolio seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in such securities. The primary selection of well-established, large capitalized companies throughout the world is consistent with the Portfolio's focus on capital preservation. The Portfolio utilizes both value and growth oriented investment strategies in the security selection process.


Principal  Risks:         The principal  risk of investing in the Portfolio is
                          that the value of its investments are subject to market, economic and business risk that may cause the Portfolio's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Portfolio could decline and you could lose money. There is no assurance that the investment adviser will achieve the Portfolio's objective.

                          The Portfolio's assets will be invested on a global basis. These investments may involve financial, economic or political risks not ordinarily associated with U.S. securities. The Portfolio's NAV may be affected by: changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and more volatility than U.S. securities, taxes, and adverse social or political developments.

                          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
                          agency.





 Performance
  Information:            The Portfolio has not yet completed one full
                          calendar year of operations. Accordingly, no performance information is being presented.

                                FEES AND EXPENSES

For information concerning fees and expenses of your investment, please review the prospectus for the shares of the separate account in which you are investing.

                            OBJECTIVE AND STRATEGIES

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will have at least 80% of its net assets invested in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior notice. The Portfolio will not be limited to investing in securities of companies of any size or to securities traded in any particular market.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Portfolio's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the investment adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the investment adviser's decision making process.

In determining which portfolio securities to sell, the investment adviser considers the following: 1) when, in the investment adviser's opinion, the price of the shares is either not likely to increase or may decline because of its views on the prospects for the individual company or industry in which the company operates or general economics conditions; or 2) when the investment adviser thinks that the company fundamentals can no longer justify the price at which the stock trades.

                                      RISKS

Stock Market Risk

The Portfolio is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Portfolio may increase or decrease. In addition, the Portfolio may invest in a smaller number of issuers than other equity funds. This e4mphasis in fewer issues could produce more volatile performance in comparison to other funds that invest in a larger number of holdings.

Manager Risk

The Portfolio's investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the portfolio assets. If the investment adviser's conclusions about growth rates or securities values are incorrect, the Portfolio may not perform as anticipated.

Investment Style Risk


The returns of the Portfolio's equity investment style may lag the returns of the overall stock market. For example, the Portfolio utilizes both value and growth oriented investment strategies in the security selection process but may rely more heavily on value or growth in different markets.

Growth stocks may perform well under circumstances in which value stocks in general have fallen, and vice-versa.


Foreign Investing Risk

The Portfolio's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Since the Portfolio may invest globally across U.S. and foreign markets, there is the risk that the Portfolio may underperform if the investment adviser decides to overweight a market that underperforms.

Depositary  Receipts

In addition to the risks of foreign investment applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Temporary Defensive Positions

When the investment adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Portfolio may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government, its agencies or instrumentalities) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the SAI). For temporary defensive purposes, the Portfolio may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Portfolio is in a temporary defensive position, it is not pursuing its stated investment policies. The investment adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

                                   MANAGEMENT

The Trust


The Trust was organized as a Delaware business trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the " 1940 Act") and is commonly known as a "mutual fund". The Trust has retained an investment adviser to manage all aspects of the investments of the Portfolio and to assist with certain administrative and shareholder services for the Portfolio.


Investment Adviser


CSI Capital Management, Inc. (the "Adviser") located at 445 Bush Street, 5th Floor, San Francisco, CA 94108-3725, serves as the investment adviser, manages the investments of the Portfolio and provides certain administrative and shareholder services to the Portfolio pursuant to an Investment Management Agreement. Under the Investment Management Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Portfolio in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. In addition, the Adviser also provides certain administrative and shareholder servicing functions to the Portfolio.



The Investment Management Agreement authorizes the Adviser to delegate and sub-contract its administrative and shareholder servicing functions to a qualified third party, including delegation to any insurance company that invests, directly or through a separate account, in the Portfolio; provided, however, that the compensation of such person or persons shall be paid by the Adviser (and not the Portfolio), and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any delegate as it is for its own acts and omissions. The administrative and shareholder services contemplated to be delegated under this section shall not include any investment advisory functions, as advisory services are not delegable other than in accordance with the 1940 Act.



For the investment advisory services to be rendered by the Adviser under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.65% of the average daily net assets of the Portfolio. For the administrative and shareholder services to be rendered by the Adviser under the Investment Management Agreement, the Adviser shall receive a fee accrued daily an payable monthly at the annual rate of 0.35% of the average daily net assets of the Portfolio.



In the interest of limiting the expenses of the Portfolio, the Adviser and Commonwealth Shareholder Services, Inc. ("CSS"), the Portfolio's administrator, have entered into a contractual expense limitation agreement with the Trust. Pursuant to this expense limitation agreement, the Adviser and CSS have agreed to waive or limit their fees and to assume other expenses so that the ratio of total annual operating expenses of the Portfolio is limited to 1.25% of the Portfolio's average daily net assets. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. This expense limitation agreement will be for an initial period from the commencement of the Portfolio's investment operations until December 31, 2002. It will then continue on a year-to-year basis thereafter.

The Adviser and CSS will be entitled to reimbursement of any fees waived or reimbursed. The total amount of reimbursement recoverable by the Adviser and CSS is the sum of all fees previously waived or reimbursed to the Portfolio during any of the previous three (3) years, less any reimbursement previously paid by the Portfolio to the Adviser and CSS. The reimbursement amount may not include any additional charges or fees, such as interest. Any such reimbursement must be authorized by the Board of Trustees of the Trust.



Mr. Leland Faust, who has been the President of the Adviser since its formation in 1978, has been the Portfolio Manager of the Portfolio since its inception on September 1, 2002. Since 1997, the Adviser and Mr. Faust have also served as the investment adviser and Portfolio Manager to the CSI Equity Fund and CSI Fixed Income Fund, two series of another open-end management investment company registered under the 1940 Act.


                             SHAREHOLDER INFORMATION

The Portfolio's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Portfolio is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Portfolio's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares of the Portfolio are bought, sold or exchanged at the NAV price per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Portfolio's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Portfolio. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

                            BUYING AND SELLING SHARES

Investors may not purchase or redeem shares of the Portfolio directly. Investors may acquire variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies that invest the assets held in such policies in shares of the Portfolio. You should refer to your insurance company's prospectus for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Portfolio as an investment option for your contract or policy and how to redeem monies from the Trust.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust are effected on days on which the NYSE is open for trading. Orders for the purchase of shares of Portfolio are effected at the NAV next calculated after an order is received in good order by the Portfolio. Redemptions are effected at the NAV next calculated after receipt of a redemption request in good order by the Portfolio. Payment for redemptions will be made by the Portfolio within seven days after the request is received. The Trust may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the U.S. Securities and Exchange Commission.

The Portfolio does not assess any fees, either when it sells or redeems shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees will be described in the participating insurance companies' prospectuses.

Shares of the Portfolio may be sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated participating insurance companies. The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated participating insurance companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between the affiliated or unaffiliated participating insurance companies. Nevertheless, the Trust's Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated participating insurance companies, the participating insurance companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Portfolio. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Trust assumes no responsibility for such prospectuses.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

The Portfolio expects to distribute substantially all of its net investment income and capital gains each year. Dividends from net investment income, if any, are declared and paid annually. Net capital gains, if any, are distributed at least once a year. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date.

Taxes

The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally will not be subject to federal income tax on its ordinary income and net realized capital gains, provided that the Portfolio distributes them each year.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the owners of such contracts and policies should not be subject to federal income tax on dividends and distributions from the Portfolio to the participating insurance companies' separate accounts.

Owners of variable annuity contracts and variable life insurance policies should review the prospectus for their contract or policy for further tax information.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding the tax consequences of investments in the Portfolio.

                           SHAREHOLDER COMMUNICATIONS

The Portfolio may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Portfolio send these documents to each shareholder individually by calling the Portfolio at (xxx)xxx-xxxx.

You'll find more information about the Portfolio in the following documents:

The Portfolio's annual and semi-annual reports will contain more information about the Portfolio and a discussion of the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the last fiscal year.


For more information about the Portfolio, you may wish to refer to the Portfolio's SAI dated September 1, 2002, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (xxx)xxx-xxxx or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Portfolio may also be directed to the above address or telephone number.


Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.


(Investment Company Act File No. 811-21072)

                              CSI Equity Portfolio
                                   a series of

                            THE WORLD INSURANCE TRUST
                1500 FOREST AVENUE, SUITE 223, RICHMOND, VA 23229
                                  (XXX)XXX-XXXX

                       STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the CSI Equity Portfolio (the "Portfolio") dated September 1, 2002, as it may be supplemented or revised from time to time. You may obtain the prospectus of the Portfolio, free of charge, by writing to The World Insurance Trust at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (XXX)XXX-XXXX.






The date of this SAI is September 1, 2002

                                TABLE OF CONTENTS                       PAGE

General Information
Additional Information About the Portfolio's Investments Investment Objective Strategies and Risks Investment Programs Investment Restrictions Management of the Trust Principal Securities Holders Investment Adviser and Management Agreement Management-Related Services Portfolio Transactions Additional Information Concerning Shares Additional Purchase and Redemption Information Additional Information on Taxes Investment Performance Financial Information



                               GENERAL INFORMATION


The World Insurance Trust (the "Trust") was organized as a Delaware business trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund".

The Trust was established exclusively for the purpose of providing an investment vehicle for insurance company investments, including variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies ("Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts ("Separate Accounts"). Shares of the Trust may be sold to and held by Separate Accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated and unaffiliated life insurance companies.

This SAI relates to the prospectus for the CSI Equity Portfolio (the "Portfolio") and should be read in conjunction with that prospectus. This SAI is incorporated by reference in its entirety to the prospectus. No investment in shares should be made without reading the prospectus. The Portfolio is a separate investment portfolio or series of the Trust.

The Portfolio is a "diversified" series as that term is defined in the 1940 Act.



                        ADDITIONAL INFORMATION ABOUT THE
                            PORTFOLIO'S INVESTMENTS

The following information supplements the discussion of the Portfolio's investment objective and policies. The Portfolio's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Portfolio. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Portfolio represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Portfolio are represented; or
(2) more than 50% of the outstanding voting shares of the Portfolio. The investment programs, restrictions and the operating policies of the Portfolio that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval; except that, the Trust will give the shareholders of the Portfolio at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal conditions, at least 80% of its net assets in equity securities.


                              INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal conditions, the Portfolio will invest at least 80% of its net assets in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon sixty (60) days' prior notice.

All investments entail some market and other risks. For instance, there is no assurance that the investment adviser will achieve the investment objective of the Portfolio. You should not rely on an investment in the Portfolio as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Portfolio's prospectus. In seeking to meet its investment objective, the Portfolio may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities

The Portfolio may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, generally the price of a convertible security varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Portfolio has to pay more for a convertible security than the value of the underlying common stock. The Portfolio will generally hold common stock it acquires upon conversion of a convertible security for so long as the investment adviser anticipates such stock will provide the Portfolio with opportunities that are consistent with the Portfolio's investment objective and policies.

Warrants

The Portfolio may invest in warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Illiquid Securities

The Portfolio may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

U.S.  Government  Securities

The Portfolio may invest in U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. Government securities include: (1) securities that have no interest coupons (see "Zero Coupon Securities" below) or have been stripped of their unmatured interest coupons; (2) individual interest coupons from such securities that trade separately; and, (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

Corporate Debt Securities

The Portfolio may invest in corporate debt securities. The Portfolio may invest, at the time of purchase, in securities rated: Baa or higher by Moody's Investor Services, Inc. ("Moody's"); BBB or higher by Standard & Poor's Rating Group ("S & P"); or foreign securities not subject to standard credit ratings, which in the judgment of the investment adviser, will be "investment grade" issues. Securities rated as BAA by Moody's or BBB by S&P are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Zero Coupon Securities

The Portfolio may invest in zero coupon securities. Certain zero coupon securities are convertible into common stock and offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stock as they usually are issued with intermediate to short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the securities entitling the holder to redeem the securities and receive a defined cash payment.

Zero coupon securities also include securities issued directly as zero coupon securities by the U.S. Treasury, and U.S. Treasury bonds or notes which have their unmatured interest coupons separated by their holder, typically a custodian bank or investment brokerage firm. The holder separates ("strips") the interest coupons from the underlying principal of the U.S. Treasury security.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once the U.S. Treasury obligation is stripped, the principal and coupons may be sold separately. Typically, the coupons are sold individually or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discounted obligations that are similar to zero coupon securities that the Treasury sells directly.

Repurchase Agreements


Under a repurchase agreement, the Portfolio acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under repurchase agreements is considered to be a loan by the Portfolio. The investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Portfolio's right to dispose of the securities held as collateral may be impaired and the Portfolio may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.


Miscellaneous

The Board of Trustees may, in the future, authorize the Portfolio to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Portfolio's investment objective and that such investment would not violate the Portfolio's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions

The Portfolio has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Portfolio. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board of Trustees may change them without the approval of shareholders. As a matter of fundamental policy, the Portfolio may not:

(1)  Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act;

(3)  Purchase or sell commodities or commodity contracts;

(4)  Invest  in  interests  in  oil,  gas,  or  other  mineral   exploration  or
     development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act;

(7) Act as an underwriter of securities of other issuers, except that the Portfolio may invest up to 15% of the value of its total assets (at the time of investment) in portfolio securities which the Portfolio might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Invest more than 25% of its total assets in securities of companies in the same industry;

(9) Purchase or sell real estate, provided that the purchase of securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(10) Purchase any security if, as a result of such purchase less than 75% of the assets of the Portfolio would consist of cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Portfolio has not invested more than 5% of its assets;

(11) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio; and

(12) Make loans, except that the purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements will not be treated as the making of loans for purposes of this restriction.

In applying the fundamental and policy concerning concentration:

(1) If a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Portfolio's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

     (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

     (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

     (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Portfolio, and review performance. The names, addresses and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser of the Trust, and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).

=============================================================================
Name, Address   Position(s)  Number  Principal               Other
and             Held With    of      Occupation(s) During    Directorships
Age(1)          Trust and    Funds   The Past 5  Years       by Trustees
                Tenure       in the                          and Number of
                             Trust                           Funds in the
                             Overseen                        Complex
                             -------                         Overseen

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Interested Trustees:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

* John Pasco,   Chairman,    1       Mr. Pasco is Treasurer  Vontobel
III (2)         Trustee,             and Director of         Funds, Inc.--
 (56)           President            Commonwealth            3 Funds
                and                  Shareholder Services,
                Treasurer            Inc., the Trust's       The World
                since                Administrator, since    Funds, Inc.--
                March,               1985; President and     7 Funds
                2002                 Director of First
                                     Dominion Capital
                                     Corp., the Trust's
                                     Underwriter since
                                     1987;
                                     Director and
                                     Shareholder  of Fund
                                     Services Inc., the
                                     Trust's Transfer  and
                                     Disbursing  Agent,
                                     since 1987; and a
                                     Shareholder of
                                     Commonwealth Fund
                                     Accounting, Inc.,
                                     which provides
                                     bookkeeping services
                                     to the Portfolio since
                                     1994.  Mr.
                                     Pasco is also a
                                     certified public
                                     accountant.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Non-Interested Trustees:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Samuel Boyd,    Trustee      1       Mr. Boyd has served as  Vontobel
Jr.             since                the Manager of the      Funds, Inc.--
                April,               Customer Services       3 Funds
(61)            2002                 Operations and
                                     Accounting Division of  The World
                                     the Potomac  Electric   Funds, Inc.--
                                     Power  Company since    7 Funds
                                     1978.  Mr. Boyd   is
                                     also  a certified
                                     public accountant.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

William E.      Trustee      1       Mr. Poist has served    Vontobel
Poist           since                as a financial and tax  Funds, Inc.--
                April,               consultant through his  3 Funds
(62)            2002                 firm Management
                                     Consulting for          The World
                                     Professionals since     Funds, Inc.--
                                     1968.  Mr. Poist is     7 Funds
                                     also a certified
                                     public accountant.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Paul M.         Trustee      1       Mr. Dickinson has       Vontobel
Dickinson       since                served as President of  Funds, Inc.--
                April,               Alfred J. Dickinson,    3 Funds
(54)            2002                 Inc., Realtors since
                                     April 1971.             The World
                                                             Funds,  Inc.--
                                                             7 Funds

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Joseph F.       Trustee      1       Mr. Mastoloni has       Vontobel
Mastoloni(3)    since                served as Compliance    Funds, Inc.--
 (38)           April,               Officer of Vontobel     3 Funds
                2002                 USA Inc., a registered
                                     investment adviser, since May, 1994 and was appointed as Vice President in July 1999.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

* F. Byron                    N/A    Mr. Parker has served   N/A
Parker, Jr.     Secretary            as Secretary of
                since                Commonwealth
(59)            April,               Shareholder Services,
                2002                 Inc., the Company's
                                     Administrator,  since
                                     1986; as Secretary of
                                     The World Funds, Inc.,
                                     a registered
                                     investment company,
                                     since May 1997; and
                                     Secretary of Vontobel
                                     Funds, Inc., a
                                     registered investment
                                     company, since
                                     October, 1983.  He is
                                     also a Partner in the
                                     law firm Parker and
                                     McMakin Law Group.

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

* Leland H.     President    N/A     Mr. Faust is President  N/A
Faust           of the CSI           of CSI Capital
445 Bush St.,   Equity               Management, Inc. since
5th Floor       Portfolio            1978.  Mr. Faust is
San Francisco,  since                also a Partner in the
CA 94108        April,               law firm Taylor &
               2002             Faust since September, 1975.

=============================================================================


(1) Unless otherwise indicated, each Trustee or officer may be contacted by writing the Trustee or officer, c/o The World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229


(2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls the Trust's various service providers.


(3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the investment adviser to such other registered investment company.

Each Trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI.


--------------------------------------------------------------------------
                                              Aggregate Dollar
                                              Range of Equity
                                              Securities in
                                              All Registered
                          Dollar Range of     Investment Companies
                          Equity Securities   Overseen by Trustee in
Name of Trustee           in the Trust        Family of Investment Companies

--------------------------------------------------------------------------
--------------------------------------------------------------------------
John Pasco, III           None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Samuel Boyd, Jr.          None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
William E. Poist          None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Paul M. Dickinson         None                None
--------------------------------------------------------------------------
--------------------------------------------------------------------------

Joseph F. Mastoloni       None                None

--------------------------------------------------------------------------

Approval of the Investment Management Agreement

The Board of Trustees considered the terms and conditions of the Investment Management Agreement between the investment adviser, CSI Capital Management, Inc.(the "Adviser"), and the Trust, on behalf of the Portfolio, at meetings held on May 9, 2002 and August 16, 2002. At the meetings, the Trustees considered, amongst other things, the terms and conditions of the Investment Management Agreement, the quality and scope of the investment advisory services to be received from the Adviser, the quality and scope of the assistance with administrative and shareholder services that would be provided by the Adviser, the relationship of the administrative and shareholder services provided the Adviser and those provided by the Trust's other service providers, the Adviser's personnel assigned to service the Portfolio and the fees for both investment advisory services and administrative and shareholder services to be paid by the Portfolio in comparison to similar funds within the industry. The Trustees also reviewed and discussed other aspects of the Adviser, such as the profitability of the Adviser, the Adviser's code of ethics and information on the qualifications and experience of the proposed portfolio manager and his investment management style.


After discussion, the Board of Trustees concluded at the August 16, 2002 meeting that the Adviser had the capabilities, resources and personnel necessary to manage the investments of the Portfolio and to provide the administrative and shareholder services to the Portfolio. The Board of Trustees also concluded that, based on the services that the Adviser would provide to the Portfolio under the Investment Management Agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser for each function was fair and equitable.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Portfolio and its shareholders to approve the Investment Management Agreement and to submit such agreement to the initial shareholder of the Portfolio for its approval prior to the commencement of the Portfolio's investment operations.


The Trust does not compensate the Trustees and officers who are officers or employees of the investment adviser, the principal underwriter or any service provider to the Trust. The Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the trustees which they attend in person or by telephone. Mr. Parker, Secretary of the Trust, may receive legal fees from the Trust for certain legal services provided to the Trust. Trustees and officers are reimbursed for travel and other out-of-pocket expenses. The Trust does not offer any retirement benefits for Trustees.


As of the date of this SAI, the Trust has not commenced operations and no compensation or expense reimbursements have been paid. The following table provides estimated information on all compensation to be made to the trustees by the Portfolio for its initial fiscal year.


--------------------------------------------------------------------------------
Name and Position     Aggregate         Pension or       Total
                      Compensation      Retirement       Compensation
                      From the          Benefits         from the
                      Portfolio for     Accrued as Part  Trust (2)
                      Fiscal Year       of Portfolio
                      Ending            Expenses
                      December 31,
                      2002(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Pasco, III,      $-0-              N/A             $-0-
Chairman
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Samuel Boyd, Jr.,     $2,000            N/A             $2,000
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William E. Poist,     $2,000            N/A             $2,000
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul M. Dickinson,    $2,000            N/A             $2,000
Trustee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph F. Mastoloni,  $2,000            N/A             $2,000
Trustee

--------------------------------------------------------------------------------

(1) This amount represents the estimated aggregate amount of compensation to the Trustees by the Portfolio for service on the Board of Trustees for the Portfolio's fiscal year ending December 31, 2002.

(2) As of the date of this SAI, the Portfolio is the only fund offered by the Trust.


Sales Loads

The Portfolio doe not charge any front-end or contingent deferred sales charges on the sale of shares.

Policies Concerning Personal Investment Activities

The Portfolio, investment adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the U.S. Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, the Portfolio could be deemed to be under the control of John Hancock Insurance Company, Boston, Massachusetts, which had voting authority with respect to approximately 100% of the value of the outstanding interests in the Portfolio on such date. However, it is expected that once the Portfolio commences investment operations, its shares will be held by various Participating Insurance Companies in Separate Accounts funding variable annuity contracts and variable life insurance policies.

                   INVESTMENT ADVISER AND MANAGEMENT AGREEMENT

CSI Capital Management, Inc., 445 Bush Street, 5th Floor, San Francisco, California 94108-3725, is the Portfolio's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately-owned firm. Leland Faust is the sole owner of the Adviser. Mr. Faust, who has been President of the Adviser since 1978, is the Portfolio Manager for the Portfolio.


The Adviser provides investment advisory services, and assists in furnishing certain administrative and shareholder services, pursuant to an Investment Management Agreement. Unless sooner terminated, the Investment Management Agreement will be for an initial term of two years, and will then continue in effect from year to year as long as such continuance is approved at least annually: (1) by the Trust's Board of Trustees; or (2) by a majority vote of the outstanding voting securities of the Portfolio and a majority of the Trustees who are not "interested persons" of the Company, as that term is defined in the 1940 Act. The Investment Management Agreement will automatically terminate in the event of its "assignment", as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon sixty (60) days' written notice to the other party by: (i) the majority vote of all the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio; or (ii) the Adviser.



Under the Investment Management Agreement, the Adviser, as investment adviser to the Portfolio's assets and subject to the supervision of the Trustees, provides a continuous investment program for the Portfolio, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Portfolio's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Portfolio and furnishes to the Trustees such periodic or other reports as the Trustees may request.



Under the Investment Management Agreement, the Adviser also assists the Trust and its other service providers by furnishing certain administrative and shareholder service functions to the Portfolio either directly, or through certain third parties. The administrative and shareholder services provided are intended to supplement the services provided by the Trust's administrator, transfer agent and fund accounting agent. The Adviser is permitted to delegate or sub-contract the administrative and shareholder services to qualified third parties (which may be Participating Insurance Companies), provided that any such third party will be compensated by the Adviser and not the Portfolio, and further provided that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any such third parties as it is for its own acts and omissions. The services contemplated to be delegated by this section may not include any investment advisory functions, as such services are not delegable other than in accordance with the 1940 Act. As of the date of this SAI, the Adviser has contracted with two Participating Insurance Companies to provide such administrative and shareholder services.



The administrative and shareholder service functions may include one or more of the following:

(a) providing, or making arrangement to provide, variable annuity and variable life insurance contract owners who invest in the Portfolio (the "Owners") with a service that directly or indirectly invests the assets of their accounts in the Portfolio's shares pursuant to specific or preauthorized instructions;

(b) processing, or making arrangements to process, dividend payments from the Portfolio on behalf of the Owners;

(c) providing, or making arrangements to provide, information periodically to Owners showing the value of their contracts invested in shares of the Portfolio;

(d) arranging for bank wire transfers of funds in connection with the purchase or redemption of shares of the Portfolio;

(e) responding, or arranging for responses, to Owners' inquiries relating to the administrative and shareholder servicing assistance herein described;

(f) providing, or arranging for the provision of, subaccounting with respect to the beneficial ownership of Portfolio shares by the Owners;

(g) forwarding information, or arranging for the forwarding of information, from the Trust with respect to the Por5tfolio to Owners where required by law (e.g., proxies, shareholder reports, annual and semi-annual financial statements); and

(h) providing, or arranging for the provision of, such other similar services as may be reasonably requested to the extent that the Adviser is permitted to do so under applicable statutes, rules or regulations.



For the investment advisory services to be rendered by the Adviser under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.65% of the average daily net assets of the Portfolio. For the administrative and shareholder services to be rendered by the Adviser (or its delegate) under the Investment Management Agreement, the Adviser shall receive a fee accrued daily and payable monthly at the annual rate of 0.35% of the average daily net assets of the Portfolio.


Pursuant to the terms of the Investment Management Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Portfolio. The services furnished by the Adviser under the Investment Management Agreement are not exclusive, and the Adviser is free to perform similar services for others.

                           MANAGEMENT-RELATED SERVICES

Administration


Pursuant to an Administrative Services Agreement with the Trust (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Trust and supervises all aspects of the operation of the Portfolio except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Portfolio, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.


As administrator, CSS receives an asset-based fee, computed daily and paid monthly, at the annual rates of 0.10% on the first $50 million of average daily net assets, 0.075% on the next $50 million of average daily net assets and 0.05% on average daily net assets above $100 million. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

Custodian

Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Portfolio's securities and cash. With the consent of the Trust, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Portfolio. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by a Portfolio outside the U.S. Such appointments are subject to appropriate review by the Trust's Board of Trustees.

Accounting Services


Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Portfolio and its investment transactions; maintaining certain books and records of the Portfolio; determining daily the net asset value per share of the Portfolio; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board of the Trust, is a shareholder of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Portfolio against a minimum fee, plus out-of-pocket expenses.


Transfer Agent


Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Trust and an officer and shareholder of CSS (the Administrator of the Portfolio) and CFA (the accounting agent for the Portfolio), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Trust and CSS.


FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor

First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Trust, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Portfolio's shares is continuous. There is no sales charge in connection with the purchase or sale of shares of the Portfolio.

Independent Accountants

The Trust's independent auditors, Tait, Weller & Baker, audit the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker is located at 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Portfolio's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Portfolio.

Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Portfolio may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Portfolio's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.


The Adviser may cause the Portfolio to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Portfolio may be used by the Adviser for the benefit of the Portfolio and other clients, and the Portfolio may benefit from such transactions effected for the benefit of other clients.


Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The Trustees of the Trust have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Trust that the Portfolio will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Trustees review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Portfolio. The Board of Trustees of the Trust believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

Portfolio Turnover


Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Portfolio and may result in the realization of net capital gains. The Adviser makes purchases and sales for the Portfolio's portfolio whenever necessary, in the Adviser's opinion, to meet such Portfolio's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Portfolio will be less than 50%.


                      ADDITIONAL INFORMATION CONCERNING SHARES


The Trust was organized as a Delaware business trust on March 19, 2002. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of one series of shares designated as the CSI Equity Portfolio. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, there is only one class of shares authorized for the Portfolio. The Trust's shares of beneficial interest have no par value.


Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Portfolio, shareholders of a Portfolio are entitled to receive the assets available for distribution belonging to the particular Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets of the Trust not belonging to any particular Portfolio which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders. The rights accompanying Portfolio shares are legally vested in the Separate Accounts. However, Participating Insurance Companies will vote Portfolio shares held in their Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Portfolio shares held in its Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. Additional information concerning voting rights of the participants in the Separate Accounts are more fully set forth in the prospectuses relating to those Accounts issued by the Participating Insurance Companies.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A particular Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.


The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. However, the exercise of such authority by the Board of Trustees without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of the Portfolio are sold on a continuous basis by the Trust's distributor, FDCC. FDCC is a registered broker/dealer with principal offices located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. FDCC has agreed to use appropriate efforts to solicit all purchase orders.

The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                         ADDITIONAL INFORMATION ON TAXES


In order to qualify as a regulated investment company under the Internal Revenue Code (the "Code"), the Portfolio must comply with certain distribution, diversification, source of income and other applicable requirements. If for any taxable year the Portfolio does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the Portfolio's distributions to segregated asset accounts holding shares of the Portfolio may be taxable as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits. A failure of the Portfolio to qualify as a regulated investment company could also result in the loss of the tax-favored status of variable annuity contracts and variable life insurance policies based on a segregated asset account which invests in the Portfolio.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a regulated investment company satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Portfolio intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of the Portfolio will be adequately diversified. However, a failure of the Portfolio to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year (including the annual cost of life insurance, if any, provided under such policy).

Provided that the Portfolio and a segregated asset account investing in the Portfolio satisfy the above requirements, any distributions from the Portfolio to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in the Portfolio should refer to the prospectus with respect to such contract or policy for further tax information.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI and is subject to change by legislative or administrative action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Portfolio.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yields and total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Portfolio can be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Portfolio's yield and total return would have the effect of decreasing performance. Performance information for the Portfolio must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Portfolio.

Yield Information

From time to time, the Portfolio may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                             6
           Yield  = 2[(a-b+ 1) -1]
                       ---
                       cd

     Where:

      a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d = the maximum offering price per share on the last day of the period.


The Portfolio's yield, as used in advertising, is computed by dividing the Portfolio's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Portfolio's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distributions the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.


Total Return Performance

Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

             n
      P(1+ T) = ERV

      Where:

        P       =  a hypothetical initial payment $1,000
        T       =  average annual total return
        n       =  number of years (l, 5 or 10)
        ERV     =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods
                   (or fractional portion thereof).

The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by a Portfolio are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The Portfolio may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Portfolio's performance with other measures of investment return. The Portfolio may quote an aggregate total return figure in comparing the Portfolio's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Portfolio calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in shares of the Portfolio and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Portfolio may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Portfolio Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Portfolio by contacting the Portfolio directly at:


The Trust intends to raise its initial capital under Section 14(a)(3) of the 1940 Act, which states that the Trust shall file a post-effective amendment to its registration statement on Form N-1A, with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons. Accordingly, no audited financial statements are available at this time.


                              WORLD INSURANCE TRUST
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229
                            Telephone: (XXX)XXX-XXXX
                      e-mail: mail@shareholderservices.com

PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)   Declaration of Trust.


      (1) Certificate of Trust of The World Insurance World Trust (the "Registrant") dated March 18, 2002, as filed with the Secretary of State of Delaware on March 19, 2002 are incorporated herein by reference to Exhibit 23(a)(1) of the Registrant's Registration Statement (File Nos. 333-85528 and 811-21072) as filed with the U.S. Securities and Exchange Commission (the "Commission") on April 4, 2002 (the "Registration Statement").



      (2) Agreement and Declaration of Trust dated March 18, 2002 are incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement.


(b)   By-Laws.


      (1)  The By-Laws of the Registrant are incorporated herein by reference to
           Exhibit 23(b)(1) of the Registration Statement.

(c)   Instruments Defining Rights of Security Holders.


      See Articles II, VI and VII of the Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 23(a)(2) of the Registration Statement.


(d)   Investment Advisory Contracts.


      (1) FORM OF Investment Management Agreement between CSI Capital Management, Inc. and the Registrant, on behalf of the CSI Equity Portfolio.


(e)   Underwriting Contracts.


      (1) FORM OF Distribution Agreement between First Dominion Capital Corp. ("FDCC") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(e)(1) to the Registration Statement.


(f)   Bonus or Profit Sharing Contracts.

      Not Applicable.

(g)   Custodian Agreement.


      (1) FORM OF Custodian Agreement between Brown Brothers Harriman & Co. and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(g)(1) of the Registration Statement.


(h)   Other Material Contracts.

      (1)  Administrative Services.


           FORM OF Administrative Services Agreement between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to
           Exhibit 23(h)(1) of the Registration Statement.


      (2)  Transfer Agency.


           FORM OF Transfer Agency Agreement between Fund Services, Inc.
("FSI")
           and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(h)(2) of the Registration Statement.


      (3)  Fund Accounting.


           FORM OF Accounting Services Agreement between Commonwealth Fund Accounting, Inc. ("CFA") and the Registrant, on behalf of the CSI Equity Portfolio is incorporated herein by reference to Exhibit 23(h)(3) of the Registration Statement.


      (4)  Participation Agreement.


           Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Life Insurance Company.



      (5) Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company.



      (6)  FORM OF Expense Limitation Agreement.


 (i)  Legal Opinion.


      (1)  Opinion and consent of Greenberg Traurig, LLP.


(j)   Other Opinions.

      (1)  Consent of Tait Weller and Baker to be filed by amendment.

(k)   Omitted Financial Statements.

      Not Applicable.

(l)   Initial Capital Agreements.

      To be filed by amendment.

(m)   Rule 12b-1 Plan.

      Not Applicable.

(n)   Rule 18f-3 Plan.

      Not Applicable.

(o)   Reserved.

(p)   Codes of Ethics.


      (1) FORM OF The Code of Ethics of the Registrant, CSI Capital Management, Inc. (the investment adviser to the CSI Equity Portfolio) and FDCC (the distributor to the CSI Equity Portfolio)is incorporated herein by reference to Exhibit 23(p)(1) of the Registration Statement.


 (q)  Powers-of-Attorney.


      (1) Powers-of-Attorney for Messrs. Samuel Boyd, Jr., Paul M. Dickinson, Joseph F. Mastoloni and William E. Poist are incorporated herein by reference to Exhibit 23(q) of the Registration Statement.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      Not Applicable.

ITEM 25.  INDEMNIFICATION.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (the "SEC"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

      The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser                Form ADV File Number

CSI Capital Management, Inc.                   801-14549

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and Satuit Capital Management Trust.

(b)   (1)  First Dominion Capital Corp.

           The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c)   Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

      The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)   CSI Capital Management, Inc.
           445 Bush Street, 5th Floor
           San Francisco, CA 94108
           (records relating to its function as investment adviser to the CSI Equity Portfolio).

(b)   Brown Brothers Harriman & Co.
           40 Water Street
           Boston, MA 02109
           (records relating to its functions as custodian for the CSI Equity Portfolio).

(c)   Fund Services, Inc.
           1500 Forest Avenue, Suite 111
           Richmond, Virginia 23229
           (records relating to its function as transfer agent to the CSI Equity Portfolio).

(d)   Commonwealth Fund Accounting
           1500 Forest Avenue, Suite
           Richmond, Virginia 23229
           (records relating to its function as accounting services agent to the CSI Equity Portfolio).

(e)   Commonwealth Shareholder Services, Inc.
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           (records relating to its function as administrator to the CSI Equity Portfolio).

(f)   First Dominion Capital Corp.
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           (records relating to its function as distributor for the CSI Equity Portfolio).

ITEM 29.  MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.


The Registrant intends to raise its initial capital under Section 14(a)(3) of the Investment Company Act of 1940, as amended. Accordingly, the Registrant hereby undertakes to file an amendment to this Registration Statement on Form N-1A, with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons pursuant to the requirements of Section 14(a)(3) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 28th day of August, 2002.



                                      THE WORLD INSURANCE TRUST
                                      Registrant


                                     By:  /s/ John Pasco, III
                                          -------------------
                                          John Pasco, III,
                                          Chairman of the Board of Trustees,
                                          President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.


(Signature)                   (Title)                       (Date)

/s/ John Pasco, III        Chairman of the Board            August 28, 2002
-------------------        of Trustees, President
John Pasco, III            and Treasurer


/s/ *Samuel Boyd, Jr.      Trustee                          August 28, 2002
----------------------
Samuel Boyd, Jr.


/s/* Paul M. Dickinson     Trustee                          August 28, 2002
----------------------
Paul M. Dickinson

/s/ * Joseph F. Mastoloni  Trustee                          August 28, 2002
-------------------------
Joseph F. Mastoloni


/s/ * William E. Poist     Trustee                          August 28, 2002
----------------------
William E. Poist


*By:  /s/ John Pasco, III
-------------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney

EXHIBIT NO.          DESCRIPTION

23(d)(1) FORM OF Investment Management Agreement between CSI Capital Management, Inc. and the Registrant, on behalf of the CSI Equity Portfolio.

23(h)(4) Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Life Insurance Company.

23(h)(5) Participation Agreement by and among the Registrant, FDCC, CSI Capital Management, Inc. and John Hancock Variable Life Insurance Company.

23(h)(6)   FORM OF Expense Limitation Agreement.

23(i)(1)   Opinion and Consent of Greenberg Traurig, LLP.

                                                                EXHIBIT 23(d)(1)



                                     FORM OF

                          INVESTMENT MANAGEMENT AGREEMENT




      Investment Management Agreement (the "Agreement") dated August __, 2002 by and between THE WORLD INSURANCE TRUST, a Delaware business trust (herein called the "Trust"), and CSI CAPITAL MANAGEMENT, INC., a California corporation (the "Manager") and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

WHEREAS, the Trust desires to retain the Manager to furnish investment advisory services and assistance with certain administrative services to certain portfolios of the Trust, subject to the control of the Trust's Board of Trustees, and the Manager is willing to so furnish such services; and

WHEREAS, the Trust has appointed Commonwealth Shareholder Services, Inc. ("CSS") as its Administrative Services Agent, Funds Services, Inc. ("FSI") as its transfer agent, and Commonwealth Fund Accounting, Inc. ("CFAI") as its accounting services agent; and

WHEREAS, the Trust, CSS, FSI and CFAI desire the Trust to retain CSI to assist with certain administrative and shareholding servicing functions with respect to specified portfolios of the Trust;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

      1. Appointment. The Trust hereby appoints the Manager to act as the Manager to the CSI EQUITY PORTFOLIO of the Trust (the "Portfolio") for the period and on the terms set forth in this Agreement. The Manager accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

      2. Investment Advisory Duties of the Manager.

The Trust employs the Manager to supervise the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Trust and CSS with records concerning the Manager's investment advisory and investment management activities that the Trust is required to maintain, and to render regular reports to the Trust's Officers and Board of Trustees and to the Administrator concerning the Manager's discharge of the foregoing responsibilities.

The Manager shall discharge the foregoing responsibilities subject to the control of the Trust's Board of Trustees and in compliance with such policies as the Board may from time to time establish and communicate in writing to the Manager, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Trust will instruct each of its agents and contractors to cooperate in the conduct of the business of the Portfolio. The Trust shall provide the Manager with a copy of each amendment or supplement to the Trust's Form N-lA registration statement promptly after the same is filed with the U.S. Securities and Exchange Commission, and the Trust shall not modify in any material respect any investment objective, policy or restriction of the Trust without providing the Manager with prior written notice of such proposed change. For purposes of this paragraph only, a writing or a written notice by or from the Trust to the Manager shall include an oral communication from the Trust to the Manager that is reduced to writing and provided to the Manager promptly thereafter.

        3. Sub-Advisers. It is understood that the Manager may from time to time employ or associate itself with such person or persons as the Manager may believe to be particularly fitted to assist in the performance of the investment advisory and investment management services described above; provided, however, that the compensation of such person or persons shall be paid by the Manager and that the Manager shall be as fully responsible to the Trust for the acts and omissions of any sub-Adviser as it is for its own acts and omissions. Without limiting the generally of the foregoing, it is agreed that investment advisory services to the Portfolio may be provided by a sub-Adviser acceptable to the Trust and the Manager and approved in accordance with the provisions of the 1940 Act. In the event that any sub-Adviser appointed hereunder is terminated, the Manager may provide investment advisory services pursuant to this Agreement to the Trust without further shareholder approval.

      4. Portfolio Transactions. The Manager (and any sub-adviser appointed and approved hereunder) is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Trust as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information. The Manager will promptly communicate to the Trust and to the Administrator such information relating to portfolio transactions as they may reasonably request.

           It is understood that the Manager will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or be in breach of any obligation owing to the Trust under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Trust to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Manager may direct any transaction of the Portfolio to a broker which is affiliated with the Manager in accordance with, and subject to, the policies and procedures approved by the Board of Trustees of the Trust pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

        5. Other Administrative and Shareholder Servicing Duties. The Trust hereby employs the Manager to assist CSS, CFI and CFAI as and to the extent requested to do so, to provide certain administrative and shareholder servicing assistance for the benefit of the Trust and its shareholders. Without limiting the generality of the foregoing, such administrative and shareholder servicing assistance may include:

      (a) providing, or making arrangements to provide, variable annuity and variable life insurance contract owners who invest in the Portfolio (the "Owners")with a service that directly or indirectly invests the assets of their accounts in the Portfolio's shares pursuant to specific or preauthorized instructions;
      (b) processing, or making arrangements to process, dividend payments from the Trust on behalf of the Owners;
      (c) providing, or making arrangements to provide, information periodically to Owners showing the value of their contracts invested in shares of the Portfolio;
      (d) arranging for bank wire transfers of funds in connection with the purchase or redemption of shares of the Portfolio;
      (e) responding, or arranging for responses, to Owners' inquiries relating to the administrative and shareholder servicing assistance herein described;
      (f) providing, or arranging for the provision of, subaccounting with respect to the beneficial ownership of Portfolio shares by the Owners;
      (g) forwarding information, or arranging for the forwarding of information, from the Trust with respect to the Portfolio to Owners where required by law (e.g., proxies, shareholder reports, annual and semi-annual financial statements); and
      (h) providing, or arranging for the provision of, such other similar services as may be reasonably requested to the extent that the Manager is permitted to do so under applicable statutes, rules or regulations.

The Trust hereby authorizes the Manager to delegate and sub-contract such administrative and shareholder servicing functions to a qualified third party, including delegation to any insurance company that invests, directly or through a separate account, in the Trust, provided, however, that the compensation of such person or persons shall be paid by the Manager and that the Manager shall be as fully responsible to the Trust for the acts and omissions of any delegate as it is for its own acts and omissions. The services contemplated to be delegated under this section may not include any investment advisory function, as such services are not delegable other than in accordance with the 1940 Act.

      6. Compensation of the Manager. For the services to be rendered by the Manager under this Agreement, the Portfolio shall pay to the Manager, and the Manager will accept as full compensation an investment advisory fee and an administrative fee, each accrued daily and payable within five (5) business days after the last business day of each month, as shown on Schedule A hereto. All rights to receive compensation under this Agreement for services performed through any termination date shall survive the termination of this Agreement.

      7. Expenses. The Manager agrees, at its own expense, to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein. During the term of this Agreement, the Manager will pay all expenses incurred by it in connection with the management of the Trust.

Notwithstanding the foregoing, the Portfolio shall pay the expenses and costs of the Portfolio for the following:

            1)  Taxes;

            2) Brokerage fees, commissions and similar transaction costs with regard to portfolio transactions;

            3) Interest charges, fees and expenses of the custodian of the securities;

            4) Fees and expenses of the Trust's transfer agent, accounting services agent, and the administrative services agent;

            5)  Its proportionate share of auditing and legal expenses;

            6) Its proportionate share of the cost of maintenance of corporate existence;

            7) Its proportionate share of compensation of Trustees of the Trust who are not interested persons of the Manager as that term is defined by law;

            8)  Its proportionate share of the costs of corporate meetings;

            9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

           10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

           11) The Advisory and Administrative fees payable to the Manager, as provided in paragraph 5 herein;

           12) Costs of record keeping (other than investment records required to be maintained by the Manager), and daily pricing;

           13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

           14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

           If the expenses projected to be borne by the Portfolio (exclusive of interest, brokerage commissions, taxes and extraordinary items, but inclusive of Advisory fees) in any fiscal year are expected to exceed any applicable state expense limitation provision to which the Trust is subject, the Advisory fee payable by the Portfolio to the Manager shall be reduced on each day such fee is accrued to the extent of that day's portion of such excess expenses. The amount of such reduction shall not exceed the actual amount of the Advisory fee otherwise payable in such year. Accruals of expenses and adjustments to Advisory fees otherwise payable under this Agreement, and the amounts payable monthly in accordance with this Agreement, shall be adjusted as required from month to month.

      8. Reports. The Trust and the Manager agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

      9. Status of the Manager. The services of the Manager to the Trust are not to be deemed exclusive, and the Manager shall be free to render similar services to others so long as its services to the Trust are not materially impaired thereby. The Trust may also retain the services of the Manager pursuant to comparable agreements to serve as the investment manager or adviser of other series of the Trust.

      10. Books and Records. In compliance with the requirements of the 1940 Act, the Manager hereby agrees that all records which it maintains for the Trust are the property of the Trust, and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Manager further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders there under, the records required to be maintained by the 1940 Act.

      11. Limitation of Liability of Manager. The duties of the Manager shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Manager hereunder. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Manager in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 11, the term "Manager" shall include directors, officers, employees and other corporate agents of the Manager as well as that corporation itself). The Trust shall indemnify, defend and hold the Manager harmless from and against any loss, damage, liability, settlement, expense or claim, including, without limitation, attorneys' fees and expenses (collectively, "Claims"), arising out of any actual or alleged (a) untrue statement of a material fact contained in the Trust's Form N-lA registration statement, or in any other communications, advertisements, sales literature, proxy materials, reports, or statements made or furnished by or on behalf of the Trust to any regulatory agency or to investors or potential investors in the Trust (collectively, the "Reports"), or (b) omission of a material fact required to be stated in any Report or necessary to make the statements therein not misleading; provided, however, that the foregoing indemnity shall not apply to any Claim to the extent it is the result of (i) any information furnished by the Manager to the Trust for the purpose of inclusion in any such Report, or (ii) a breach by the Manager of any provision of this Agreement. The Manager shall indemnify, defend and hold the Trust harmless from and against any Claim arising out of the matters specified in clauses (i) or (ii) above.

      12. Permissible Interests. Trustees, agents, and shareholders of the Trust are or may be interested in the Manager (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Manager are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; and the Manager (or any successor) is or may be interested in the Trust as a shareholder or otherwise. In addition, brokerage transactions for the Trust may be effected through affiliates of the Manager if approved by the Trust's Board of Trustees, subject to the rules and regulations of the U.S. Securities and Exchange Commission, and the policies and procedures adopted by the Trust.

      13. License of Manager's Name. The Manager hereby authorizes the Trust to use the name "CSI" for the Portfolio. The Trust agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "CSI" or any derivation thereof unless the Manager waives this requirement in writing.

      14. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Trustees or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Trust at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio or by the Manager on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act); provided, however, that Manager's delegation and sub-contracting of some or all of the other administrative and shareholder servicing duties described in paragraph 5 of this agreement shall not be deemed an "assignment" for purposes of this paragraph 14.

      15. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

      16. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below:

           (a)   To the Trust at:     1500 Forest Avenue
                                      Suite 223
                                      Richmond, VA 23229

           (b)  To the Manager at:    445 Bush Street, 5th Floor
                                      San Francisco, CA 94108-3725

      17. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

      18. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Delaware, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      19. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                    CSI CAPITAL MANAGEMENT, INC.



                                       By:__________________________
                                          Leland H. Faust
                                          President


                                    THE WORLD INSURANCE TRUST



                                       By:____________________________
                                          John Pasco, III
                                          President
Consent:

COMMONWEALTH SHAREHOLDER SERVICES, INC.


By:  _______________________________
Name:  _____________________________
Title: _____________________________

                                   Schedule A

                                  FEE SCHEDULE



Fees for investment advisory and investment management services, per Portfolio, are as shown below:


65 basis points (0.65%) per annum of average daily net assets



Fees for other administrative and shareholder servicing duties, per Portfolio, are as shown below:


35 basis points (0.35%) per annum of average daily net assets

                                                                EXHIBIT 23(h)(4)

                      FUND PARTICIPATION AGREEMENT


THIS AGREEMENT made as of the 23rd day of August, 2002, by and among The World Insurance Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, First Dominion Capital Corporation, a corporation organized under the laws of the Commonwealth of Virginia (the "Distributor"), CSI Capital Management, Inc. (the "Adviser"), a corporation organized under the laws of the State of California and John Hancock Life Insurance Company (the "Company"), a life insurance company organized under the laws of the Commonwealth of Massachusetts.

      WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its shares are registered or will be registered under the Securities Act of 1933, as amended (the "1933 Act"); and

      WHEREAS, the Trust was organized to act as a funding vehicle for variable life insurance and/or variable annuity contracts, and shares of beneficial interest of the Trust are divided into several series of shares, each representing the interests in a particular managed pool of securities and other assets (each a "Fund" and collectively, the "Funds"); and

      WHEREAS, the Funds offered by Trust and Distributor to the Company, and each class of Fund shares so offered (the "Shares"), are set forth on Schedule A hereto; and

      WHEREAS, the Distributor is a member firm of the National Association of Securities Dealers, Inc., and is duly registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and any applicable state securities law, and is the Trust's principal underwriter; and

      WHEREAS, the Adviser is duly registered as an investment adviser under the federal Investment Advisers Act of 1940, as amended (the "Advisers Act"), and any applicable state securities law, and is the Trust's investment adviser; and

      WHEREAS, the Company has established one or more separate accounts set forth in Schedule B, as may be amended from time to time (the "Separate Accounts") to offer certain variable life insurance and/or variable annuity contracts (the "Variable Contracts"); and

      WHEREAS, the Separate Accounts are or will be duly organized, validly existing segregated asset accounts of the Company, to set aside and invest assets attributable to the Variable Contracts;

      WHEREAS, the Company has registered or will register the Separate Accounts as unit investment trusts under the 1940 Act (unless an exemption from registration is available) and has registered or will register the Variable Contracts under the 1933 Act (unless an exemption from registration is available);

      WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase Shares of one or more of the Funds specified in Schedule A to fund the Variable Contracts, and the Trust and the Distributor intend to sell such Shares to the Company for its Separate Accounts at net asset value;

      NOW, THEREFORE, in consideration of their mutual promises, the Trust, the Distributor, the Adviser and the Company agree as follows:


         Article I. PURCHASE AND REDEMPTION OF FUND SHARES
                    --------------------------------------

1.1 Purchase of Shares. The Trust and the Distributor agree to sell Shares to the Company that the Company orders on behalf of the Separate Accounts, executing such orders on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the order for the Shares. For purposes of this Section 1.1, the Company shall be the designee of the Trust for receipt of such orders from each Separate Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as the Trust and the Company may mutually agree of such purchase order by 10:00 a.m. Boston time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading.

1.2 Redemption of Shares. The Trust agrees to redeem, upon the Company's request, any full or fractional Shares held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the request for redemption. For purposes of this
Section 1.2, the Company shall be the designee of the Trust for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as Trust and Company may mutually agree of such request for redemption by 10:00 a.m. Boston time on the next following Business Day.

1.3 Timely Pricing and Orders. The Trust and the Adviser will provide closing net asset value information per share for each Fund specified on Schedule A to the Company at the close of trading on each Business Day. The Trust and the Adviser will use their best efforts to provide this information by 6:00 p.m. Boston time. In the event that the Trust or the Adviser is unable to meet the 6:00 p.m. time stated herein, the Company shall be provided additional time to provide notice of orders for the purchase and redemption of Shares equal to the additional time it takes the Trust and the Adviser to make this information available to the Company. However, if this information is not available for inclusion in the next business cycle and purchase orders/redemptions are not able to be calculated and available for the Company to provide notice within the time specified in sections 1.1 and 1.2 hereof (i.e., 10:00 a.m. Boston time on the next following Business Day), then the Company and its Separate Accounts shall be entitled to an adjustment to the number of Shares purchased or redeemed to reflect the correct share net asset value, and the Trust shall reimburse the Company for reasonable incidental expenses related to such unavailability of net asset value(s) per share within the time specified herein. Subject to the foregoing, at the end of each Business Day, the Company shall use the net asset value information described above to calculate Separate Account unit values for the day. Using these unit values, the Company shall process each such Business Day's Separate Account transactions based on requests and premiums received by it by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m. Eastern time) to determine the net dollar amount of Fund Shares which shall be purchased or redeemed at that day's closing net asset value per share. The Company will use its best efforts to place notice of net purchase or redemption orders with the Trust by 10:00 a.m. Boston time, on the Business Day next following the Company's receipt of such requests in accordance with the terms of Sections 1.1 and 1.2 hereof and neither the Trust or the Adviser will be liable for a delay in the calculation of the net asset value(s) that results from the failure of the Company to provide by 10:00 a.m. all required information concerning sales and redemptions during the preceding business day.

1.4 Payment for Purchase of Shares. The Company shall pay for Shares purchased at its direction by 4:00 p.m. Boston time on the Business Day it provides notice of an order to purchase such Shares in accordance with section 1.1 hereof. Payment shall be in federal funds transmitted by wire less, with respect to purchase of Shares of a Fund specified in schedule A, a credit for any Shares redeemed from that Fund by Company.

1.5 Payment Upon Redemption of Shares. Under normal circumstances, the Trust shall make payment to the Company by 2:00 p.m. Boston time for Shares redeemed on the Business Day the Company provides notice to redeem Shares in accordance with section 1.2 hereof; provided, however that Trust may delay redemptions uniformly to all holders of shares of that Fund during any time period specified in the Trust's prospectus or statement of additional information. Payment shall be in federal funds transmitted by wire to the Company's bank accounts as designated by Company.

1.6 Dividends and Distributions. The Trust or the Adviser shall furnish notice on or before the ex-dividend or ex-distribution date of this Agreement, of the declaration and amount per share of any income, dividends or capital gain distributions payable on the Shares of any Fund. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on Shares of a Fund in additional Shares of that Fund, and the Trust shall notify the Company or its designee of the number of Shares so issued as payment of such dividends and distributions. The Company reserves the right to change this election in the future.

1.7 No Public Sales. The Trust agrees that all shares of the Funds will be sold only to Company, its affiliates, and other non-affiliated insurance companies which have agreed to participate in the Trust to be held in their respective separate accounts and/or to certain qualified retirement plans, all in accordance with the requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code") and Treasury Regulation 1.817-5. No shares of the Trust will be sold directly to the general public.

1.8 Suspension, Termination of Sales. The Trust may refuse to sell shares of any Fund to any person, or may suspend or terminate the offering of the Shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board of Trustees of the Trust (the "Board"), acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary and in the best interests of shareholders of that Fund.

1.9 Book-Entry. Issuance and transfer of the Shares will be by book entry only. Stock certificates will not be issued to the Company or to the Separate Accounts. Shares ordered from the Trust will be recorded in appropriate book entry titles for Separate Accounts.

1.10 Pricing Errors. In the event of an error in the computation of a Fund's net asset value per share ("NAV") or any dividend or capital gain distribution (each, a "pricing error"), the Adviser or the Trust shall notify the Company as soon as possible after discovery of the error. Such notification may be verbal, but shall be confirmed promptly in writing. A pricing error shall be corrected as follows: (a) if the pricing error results in a difference between the erroneous NAV and the correct NAV of less than $0.01 per share, then no corrective action need be taken; (b) if the pricing error results in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share, the Trust shall make an adjustment to the number of shares purchased or redeemed by the Company to reflect the current NAV. If an adjustment is necessary to correct a material error that has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amount to the applicable Variable Contract owners accounts. Upon notification by the Trust of any overpayment due to a material error, the Company shall promptly remit to Trust any overpayment that has not been paid to Variable Contract owners; provided, that the Adviser, the Distributor and the Trust each acknowledge that the Company shall not be required to recover overpayments from any Variable Contract owner that, because of a pricing error, may have been overpaid for units of interest redeemed from his/her account, but shall reasonably cooperate with the Trust should it determine to seek such recovery. In furtherance thereof, upon the request of the Trust, the Company shall authorize the Trust to institute and prosecute, at its expense, any action to recover material overpayments from any Variable Contract owner arising from such a pricing error; provided, however, that in any such event, the Trust shall indemnify and hold harmless Company and each of its officers, directors, employees and agents against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which such indemnified parties may become subject under any statute, regulation, at common law or otherwise, to the extent such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from or are related to the pricing error. In no event shall the Company be liable to Variable Contract owners for any such adjustments or underpayment amounts. The provisions of this Section 1.10 shall survive termination of the Agreement.

            Article II. REPRESENTATIONS AND WARRANTIES
                        ------------------------------

2.1  Company Representations and Warranties. The Company
     --------------------------------------
represents and warrants that:

(a) it is an insurance company duly organized and in good standing under the laws of Massachusetts and that it has legally and validly established each Separate Account as a segregated asset account under such laws; and

(b) it has registered or, prior to any issuance or sale of the Variable Contracts, will register each Separate Account as a unit investment trust in accordance with the provisions of the 1940 Act and cause each Separate Account to remain so registered to serve as a segregated asset account for the Variable Contracts, unless an exemption from registration is available; and

(c) the Variable Contracts will be registered under 1933 Act, unless an exemption from registration is available, prior to any issuance or sale of the Variable Contracts and that the Variable Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and

(d) for purposes other than diversification under section 817 of the Code and "investor control," the Variable Contracts are currently, and at the time of issue shall be, treated as life insurance, endowment or annuity contracts under applicable provisions of the Code, and that the Company will make every effort to maintain such treatment and that it will notify the Trust immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. In addition, the Company represents that each of its Separate Accounts is a "segregated asset account" and that interests in the Separate Accounts are offered exclusively through the purchase of or transfer into a "variable contract" within the meaning of such terms under Section 817 of the Code and the regulations thereunder. The Company will use every effort to continue to meet such definitional requirements, and it will notify the Trust immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

2.2  Trust Representations and Warranties.  The Trust represents
     ------------------------------------
and warrants that:

(a) it has appointed Distributor as the principal underwriter of shares of the Funds within the meaning of the federal securities laws;

(b) Trust shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and sold in accordance with all applicable federal and state laws;

(c) it shall be registered under the 1940 Act prior to and at the time of any issuance or sale of such shares and, subject to Section 1.9 above, Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares;

(d) it shall register and qualify its shares for sale in accordance with, and to the extent required by, the laws of the various states;

(e) each Fund will comply with the diversification requirements set forth in Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and that in the event a Fund should fail to so qualify or if the Trust shall have a reasonable basis for believing that a Fund might not so comply, the Trust will notify the Company immediately and will immediately take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and

(f) each Fund is qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and that it in the event a Fund should fail to so qualify or the Trust shall have a reasonable basis for believing that a Fund might not so qualify, the Trust will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future and will immediately take all steps necessary to qualify for such treatment for each taxable year; and

(g) each Fund will comply in all material respects with any applicable state insurance law restrictions; provided, however, that Company provides specific written notification of such restrictions to the Trust or the Adviser, and it will furnish information to the Company about the Trust that is not otherwise available to the Company so long as the Company has advised the Trust that such information is required by state insurance law;

(h) each of its trustees, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company and the Trust agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies;

(i) to the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, the Trust undertakes to have its Board, the majority of whose members are not "interested persons" of the Trust, formulate and approve any plan to finance distribution and, in such event, the Trust shall immediately notify the Company of such plan; and

(j) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations thereunder so that any investment advisory, distribution or management fees paid by a Fund are in accordance with the requirements of the 1940 Act.

2.3  Distributor Representations and Warranties. Distributor
     ------------------------------------------
represents and warrants that:

(a) it is and will remain a member in good standing of the National Association of Securities Dealers, Inc. ("NASD");

(b) it is registered as a broker-dealer under the 1934 Act and will remain duly registered and licensed under all applicable federal and state securities laws; and

(c) it serves as principal underwriter of the Trust, and it will distribute Fund shares and perform its obligations hereunder in compliance in all material respects with all applicable state and federal laws and regulations.

2.4  Adviser Representations and Warranties. Adviser represents
     --------------------------------------
and warrants that:

(a) it is and will remain duly registered under the Advisers Act and under all other applicable federal and state securities laws and that it shall perform its obligations for the Trust in compliance with any applicable state and federal securities laws; and

(b) it will furnish services to the Trust in a manner that will cause each Fund to comply with the diversification requirements set forth in Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and in the event a Fund should fail to so qualify or if Adviser shall have a reasonable basis for believing that a Fund might not so comply, the Adviser will notify the Company immediately and will immediately seek to take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and

(c) in providing services to the Trust, it will use best efforts to cause each Fund to be qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and in the event a Fund should fail to so qualify or if the Adviser shall have a reasonable basis for believing that a Fund might not so qualify, the Adviser will notify the Company immediately and will immediately take all steps within its power necessary to qualify for such treatment for each taxable year; and

(d) in providing its services to the Trust, the Adviser will use best efforts to cause each Fund to comply in all material respects with any applicable state insurance law restrictions; provided, however, that the Company provides specific written notification of such restrictions to the Trust or the Adviser, and the Adviser will furnish information to the Company about the Trust not otherwise available to the Company which it has been advised by the Company is required by state insurance law; and

(e) each of its directors, officers, employees, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. The Adviser agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies; and

(f) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations adopted thereunder so that any investment advisory, distribution or management fees it receives from, or pays on behalf of, the Trust are in accordance with the requirements of the 1940 Act.

       Article III. PROSPECTUS, REPORTS AND PROXY STATEMENTS
                    ----------------------------------------

3.1 Registration. The Trust shall prepare and be responsible for filing with the SEC and any state regulators requiring such filing all of the Trust's registration statements, shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information.

3.2 Trust Prospectus. At least annually, the Trust or its designee shall provide to the Company, free of charge, as many copies of the current prospectus for the shares of the selected Funds as the Company may reasonably request for distribution to existing Variable Contract owners whose Variable Contracts are funded by such shares. The Trust or its designee shall provide the Company, at the Company's expense, with as many more copies of the current prospectus for the selected Funds as the Company may reasonably request for distribution to prospective purchasers of Variable Contracts (including existing Variable Contract owners whose Variable Contracts are not funded by such shares). Except as required by regulation or law, the Trust and the Distributor agree that the prospectus for the selected class of the selected Fund(s) will describe only such class and such Fund(s) and will not offer the shares of any other Fund or any other class or shares that may be organized within the Trust. If requested by the Company in lieu thereof, the Trust or its designee shall provide such documentation (including a "camera ready" final copy of such documentation on diskette at the Trust's expense) and such other assistance as is reasonably necessary in order for the parties hereto once a year (or more frequently if the prospectus for the Shares is supplemented or amended) to have the prospectus for the Variable Contracts, the prospectus for the Trust shares, and the prospectus for any other investment company or fund offered as investments for the Variable Contracts printed together in one document. The Trust and the Distributor agree to cooperate with the Company to provide the documents on a timely basis to meet the Company's reasonable deadline requirements for production. The Trust or the Distributor shall reimburse the Company for additional expenses it reasonably incurs as a direct result of late delivery of Trust's prospectus which is caused by the Trust or the Distributor. The reimbursements provided for under this section 3.2 shall be in addition to any indemnification provided under Article VIII.

3.3 Shareholder Reports. The Trust shall provide the Company with copies of the Trust's reports to shareholders, and other Trust communications to shareholders in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. If requested by the Company in lieu thereof, the Trust or its designee shall provide to the Company reports to shareholders in a camera-ready format. The Trust agrees that the Trust's reports delivered to the Company for dissemination to Variable Contract owners will describe only the Funds and the Shares specified in Schedule A and, except as required by law or regulation, will not refer to any other Funds, or other classes of shares of the Trust. The Trust (or the Distributor) shall reimburse the Company for reasonable expense of distribution of reports to existing Variable Contract owners investing in the Funds. The Trust and the Distributor agree to cooperate with the Company to provide the Trust's report to shareholders within 45 calendar days of the end of the reporting period so as to meet the Company's requirements for production and delivery on a timely basis. The Trust or the Distributor shall reimburse the Company for additional expenses it reasonably incurs as a direct result of late delivery of the Trust's reports to shareholders caused by the Trust or Distributor. The reimbursements provided for under this Section 3.3 shall be in addition to any indemnification provided under Article VIII.

3.4 Proxy Statements. The Trust shall provide the Company with copies of the Trust's proxy statements and other related Trust communications to shareholders, in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. The Trust or the Distributor shall reimburse the Company for reasonable expenses in connection with a proxy statement, including without limit, the reasonable expense of distribution of the Trust's proxy material to Variable Contract owners and the expense of a proxy tabulator.

3.5 Notification of Filing. The Trust will provide the Company with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to the Funds promptly after the filing of each such document with the SEC or other regulatory authority. The Company will provide Trust with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to a selected Fund promptly after the filing of each such document with the SEC or other regulatory authority.

            Article IV. SALES MATERIAL AND INFORMATION
                        ------------------------------

4.1 Definition. For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under NASD rules, the 1940 Act or the 1933 Act.

4.2 Review by the Trust or the Distributor. The Company will furnish, or will cause to be furnished, to the Trust or the Distributor, each piece of sales literature or other promotional material in which the Trust, the Distributor or any affiliate thereof is named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Trust or the Distributor approves such material. Such approval shall be presumed given if notice to the contrary is not received by the Company within fifteen (15) Business Days after receipt by the Trust or Distributor of such material.

4.3 Review by Company. The Trust or the Distributor will furnish, or will cause to be furnished, to the Company, each piece of sales literature or other promotional material in which the Company or its Separate Accounts are named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Company approves such material in writing.

4.4 Information about Company, Separate Accounts or Variable Contracts. Except with the permission of the Company, neither the Trust, the Adviser nor the Distributor shall give any information or make any representations on behalf of the Company or concerning the Company or any affiliate thereof, the Separate Accounts, or the Variable Contracts other than the information or representations contained in the registration statement or prospectus for such Variable Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports of the Separate Accounts for distribution to owners of such Variable Contracts, or in sales literature or other promotional material approved by the Company or its designee, provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statement or prospectus for the Variable Contracts, reports of the Separate Account, or sales literature or other promotional material approved by the Company or its designee to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.5 Information about the Trust, the Adviser or the Distributor. Except with the permission of the Trust, the Adviser or the Distributor, the Company shall not give any information or make any representations on behalf of the Trust, the Adviser or the Distributor or any affiliate thereof other than the information or representations contained in the registration statements or prospectuses for the Trust, as such registration statements and prospectuses may be amended or supplemented from time to time, or in reports to shareholders or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust, the Adviser or the Distributor or designee thereof, provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statements or prospectuses for the Trust, reports to shareholders or proxy statements for the Trust, or sales literature or other promotional material approved by the Trust or Distributor or designee thereof to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.6 Use of John Hancock Name. Neither the Trust, the Adviser nor the Distributor shall use any designation comprised in whole or part of the names or marks "John Hancock" or "Hancock" or any logo or other trademark relating to the Company, the Separate Accounts or the Variable Contracts without the prior written consent of the Company. The Company reserves the right to object to the continued use of any sales literature or other material in which any such name or mark is used and no such material shall be used if the Company or its designee so objects. Upon termination of this Agreement for any reason, the Trust, Distributor and Adviser shall all cease use of any such name or mark.

                ARTICLE V. FEES, COSTS AND EXPENSES

5.1 No Fees Payable Under Agreement. The Trust, Distributor and Adviser shall pay no fee or other compensation to the Company under this Agreement and the Company shall pay no fee or other compensation to the Trust, the Distributor or the Adviser under this Agreement, although the parties hereto will bear certain expenses in accordance with this Agreement.

5.2 Allocation of Expenses. Each party shall, in accordance with the allocation of expenses specified in this Agreement, reimburse other parties for expenses initially paid by one party but allocated to another party. In addition, nothing herein shall prevent the parties hereto from otherwise agreeing to perform and arranging for appropriate compensation for (a) distribution and shareholder-related services under a plan adopted in accordance with Rule 12b-1 under the 1940 Act and (b) other services that are not primarily intended to result in the sale of shares of the Funds, which are provided to Variable Contract owners relating to the Funds.

5.3 Trust Expenses for Registration and Qualification. Except as otherwise set forth in this Agreement, all expenses incident to performance by the Trust of this Agreement will be paid by the Trust or the Distributor to the extent permitted by law. All shares of the Funds specified on Schedule A will be duly authorized for issuance and registered in accordance with applicable federal law and, to the extent deemed advisable by the Trust, in accordance with applicable state law, prior to sale. The Trust will bear the expenses for the cost of registration and qualification of the Shares, including without limitation, the preparation of and filing with the SEC of Forms N-1A and Rule 24f-2 Notices on behalf of the Trust and payment of all applicable registration or filing fees (if applicable) with respect to shares of the Trust; preparation and filing of the Trust's prospectus, SAI and registration statement, proxy materials and reports; typesetting the Trust's prospectus; typesetting and printing proxy materials and reports to Variable Contract owners (including the costs of printing a Trust prospectus that constitutes an annual report); the preparation of all statements and notices required by any federal or state law; all taxes on the issuance or transfer of shares of the Funds; any expenses permitted to be paid or assumed by the Trust with respect to the Funds pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act; and other costs associated with preparation of prospectuses and SAIs regarding the Funds in electronic or typeset format for distribution to existing Variable Contract owners determined in accordance with Section 3.2 hereof.

5.4 Company Expenses for Registration and Qualification. Except as otherwise provided in Sections 1.3, 1.10, 3.2, 3.3, 3.4, 5.5, 8.3, 8.4, 8.5 and 9.4, the
Company shall bear all expenses associated with the registration, qualification, and filing of the Variable Contracts under applicable federal securities and state insurance laws; the cost of preparing, printing, and distributing the Variable Contracts' prospectus and SAI; the cost of printing the Trust's prospectus for use in connection with offering the Variable Contracts; and the cost of printing and distributing such annual individual account statements for Variable Contract owners as are required by state insurance laws.

5.5 Reimbursement for Substitution. Notwithstanding anything herein to the contrary, the Trust, the Distributor or the Adviser shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the shares of any Fund that has discontinued or intends to discontinue the offering of its shares to Variable Contract owners, or that implements, or intends to implement, a fundamental change in investment objective or policy or other change requiring shareholder approval, or with respect to which the Company determines to terminate the Agreement pursuant to
Section 9.2(b)-(d) or (g) hereof. The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the affected Fund as an investment vehicle under the Contracts.

                  Article VI. POTENTIAL CONFLICTS
                              -------------------

6.1 Application for Mixed and Shared Funding Exemptive Order. The parties acknowledge that the Trust will file an application with the SEC, at its expense, requesting an order granting relief from various provisions of the 1940 Act and the rules adopted thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of other insurance companies that are unaffiliated with the Company (the "Participating Companies") and qualified pension and retirement plans outside the separate account context (the "Qualified Plans"). It is anticipated that such exemptive order (the "Mixed and Shared Funding Exemptive Order"), when and if issued, shall require Trust, the Company and each Participating Company and Qualified Plan to comply with conditions and undertakings substantially as provided in this Article. If the Mixed and Shared Funding Exemptive Order imposes conditions materially different from those provided for in this Article, the conditions and undertakings imposed by the Mixed and Shared Funding Exemptive Order shall govern this Agreement and the parties hereto agree to amend this Agreement consistent with the Mixed and Shared Funding Exemptive Order to the extent reasonably practicable.

6.2 Determination by Board. The Trust's Board will monitor the Trust for the existence of any material irreconcilable conflict between and among the interests of the Variable Contract owners and the owners of variable contacts of all Participating Companies and of Qualified Plan Participants and Qualified Plans investing in the Trust, and determine what action, if any, should be taken in response to such conflicts. An irreconcilable material conflict may arise for a variety of reasons, which may include: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling or any similar action by insurance, tax or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of the Trust are being managed; (e) a difference in voting instructions given by variable annuity and variable life insurance contract owners; (f) a decision by the Company or a Participating Insurance Company to disregard the voting instructions of Variable Contract owners and (g) if applicable, a decision by a Qualified Plan to disregard the voting instructions of plan participants. The Board's determination of the existence of an irreconcilable material conflict and its implications shall be made known promptly and in writing to the Company.

6.3 Assistance of the Company. The Company will be responsible for assisting the Board in carrying out its duties and responsibilities under the Mixed and Shared Trusting Exemptive Order by providing the Board with all information reasonably necessary for the Board to consider any issues raised. The responsibility includes, but is not limited to, an obligation by the Company to inform the Board whenever it has determined to disregard Variable Contract owner voting instructions. No less than annually, the Company shall submit to the Board such reports, materials or data as the Board may reasonably request so that the Board may fully carry out its obligations. Such reports, materials, and data shall be submitted more frequently if deemed appropriate by the Board.

6.4 Remedial Action. If a majority of the Board, or a majority of its disinterested Board members, determines that a material irreconcilable conflict exists with regard to contract owner investments in the Trust, the Board shall give prompt notice of the conflict and the implications thereof to the Company and all Participating Companies and Qualified Plans. If the Board determines that Company is a relevant Participating Company or Qualified Plan with respect to said conflict, the Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the disinterested Board members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict. Such necessary action may include but shall not be limited to:

(a) withdrawing the assets allocable to some or all of the Separate Accounts from the Trust or any Fund thereof and reinvesting those assets in a different investment medium, which may include another Fund of the Trust, or another investment company;

(b) submitting the question as to whether such segregation should be implemented to a vote of all affected Variable Contract owners and as appropriate, segregating the assets of any appropriate group (i.e. variable annuity or variable life insurance contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Variable Contract owners the option of making such a change; and

(c) establishing a new registered management investment company (or series thereof) or managed separate account. If a material irreconcilable conflict arises because of the Company's decision to disregard Variable Contract owner voting instructions, and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the election of the Trust to withdraw the Separate Account's investment in the Trust, and no charge or penalty will be imposed as a result of such withdrawal. The responsibility to take such remedial action shall be carried out with a view only to the interests of the Variable Contract owners.

6.5 Disregard of Voting Instructions. If a material irreconcilable conflict arises because of a decision by the Company to disregard Variable Contract owner voting instructions, and such disregard of voting instructions could conflict with the majority of variable contract owner voting instructions, and the Company's judgment represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s) provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust. No charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period, the Distributor and the Adviser will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust.

6.6 State Insurance Regulatory Decision. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the decisions of the majority of other state insurance regulators, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s); provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. The Trust agrees that it shall seek to assure that no charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period the Trust will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Funds.

6.7 Resolution of Material Conflict. For purposes of Section 6.4 through 6.6 of this Agreement, a majority of the disinterested members of the Board will determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust be required to establish a new funding medium for the Variable Contracts. The Company will not be required by Section 6.4 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Variable Contract owners affected by the material irreconcilable conflict. In the event that the Board determines that any proposed action does not adequately remedy any material irreconcilable conflict, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the affected Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination will be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust.

                               Article VII. VOTING

7.1 Pass-Through Voting. The Company will provide pass-through voting privileges to all Variable Contract owners so long as the SEC continues to interpret the 1940 Act as requiring pass-through voting privileges for Variable Contract owners. Accordingly, the Company, where applicable, will vote shares of the Funds held in its Separate Accounts in a manner consistent with voting instructions timely received from its Variable Contract owners. The Company will be responsible for assuring that each of its Separate Accounts that participates in a Fund calculates voting privileges in a manner consistent with other Participating Insurance Companies; provided the Trust, the Distributor or the Adviser provides timely notice to the Company of the manner of calculation of such other Participating Insurance Companies. The Company will vote shares for which it has not received timely voting instructions, as well as Shares it owns, in the same proportion as its votes those Shares for which it has received voting instructions. The Company shall not oppose or interfere with the solicitation of proxies for Trust shares held for such Variable Contract owners.

7.2 Compliance with Rules 6e-2 and Rule 6e-3(T). If and to the extent Rule 6e-2 and Rule 6e-3(T) are amended, or if Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules thereunder with respect to mixed and shared funding on terms and conditions materially different from any exemptions granted in any Mixed and Shared Funding Exemptive Order obtained by the Trust, then Trust, and/or the Company, as appropriate and as reasonably practicable, shall take such steps as may be necessary to comply with Rule 6e-2 and Rule 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such Rules are applicable.

                          Article VIII. INDEMNIFICATION

8.1   Indemnified Parties.
      -------------------

        (a)For purposes of Sections 8.2, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Trust, the Adviser and the Distributor, and each of their trustees, directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Trust, the Adviser or the Distributor within the meaning of Section 15 of the 1933 Act.

      (b) For purposes of Sections 8.3 through 8.5, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Company and each of its directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act.

8.2   Indemnification by the Company.
      ------------------------------

      (a) Subject to Section 8.6 below, the Company agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or sales literature for the Variable Contracts or contained in the Variable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any of the Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of any of the Indemnified Parties for use in the registration statement or prospectus for the Variable Contracts or in the Variable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Trust not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company; or

           (iv) arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

      (b) The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.


8.3  Indemnification by the Trust.

      (a) Subject to Section 8.6 below, the Trust agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Trust, the Adviser or the Distributor or persons under their control) or wrongful conduct of the Trust, the Adviser or the Distributor or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

           (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust, the Adviser or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust.

      (b) The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.


8.4  Indemnification by the Adviser.

      (a) Subject to Section 8.6 below, the Adviser agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement made by the Adviser of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission by the Adviser to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Adviser or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Adviser; or

           (iv) arise as a result of a failure by the Adviser to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the the Adviser.

      (b) The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.5  Indemnification by the Distributor.
     -----------------------------------

      (a) Subject to Section 8.6 below, the Distributor agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributor by or on behalf of the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Distributor, the Adviser or persons under their control) or wrongful conduct of the Distributor, the Adviser or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

           (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust or the Distributor.

      (b) The Distributor shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.6 Indemnification for Errors. In the event of any error or delay with respect to information regarding the pricing, purchase, redemption, transfer or registration of shares of the Trust, the parties agree that each is obligated to make the Separate Accounts and/or the Trust, respectively, whole for any error or delay that it causes, subject in each case to the related Fund's policies on materiality of pricing errors, if applicable. In addition, each party agrees that no party will receive compensation from the other for the costs of any reprocessing necessary as a result of an error or delay. Each party agrees to provide the other with prompt notice of any errors or delays of the type referred to in this Section in a mutually agreeable form and which shall be confirmed in writing.

If an adjustment is necessary to correct a material error which has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amounts to the applicable Variable Contract owners' accounts. Upon notification by the Trust or its designee of any overpayment due to a material error, the Company shall promptly remit to the Trust any overpayment that has not been paid to Variable Contract owners. If any such overpayment has been paid to Variable Contract owners, upon request by Trust or its designee, the Company shall provide reasonable assistance to recover overpayments from Variable Contract owners or make other adjustments of applicable Shares in the applicable Variable Contract owners' accounts in lieu thereof. If because of a pricing error Variable Contract owners underpaid for units of interest credited to his/her account, upon request by Trust, the Company shall provide reasonable assistance to recover any such underpayments or make or other adjustment of applicable shares in the applicable Variable Contract owners' accounts in lieu thereof.

8.7 Notification of Claim. A party shall not be liable under this Article with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified such indemnifying party, in writing, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify such indemnifying party of any such claim shall not relieve the the Distributor from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.

8.8 Participation in, and Assumption of, Defense of a Claim. In case any action is brought against the Indemnified Parties and a party is notified thereof in accordance with section 8.7, that party shall be entitled (a) to participate at its own expense in the defense thereof and (b) to elect to assume the defense thereof with counsel satisfactory to the party named in the action; provided, however, that in the event an Indemnified Party receives notice to assume defense of the same or related claim from any two or more of the Trust, Adviser and Distributor, the Indemnified Party, in its sole discretion, shall determine which election to accept. After an election is made to assume the defense of an action, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the party assuming the defense will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                          Article IX. TERM; TERMINATION

9.1 Term of Agreement. This Agreement shall be effective as of the date hereof and shall continue in force until terminated in accordance with the provisions herein.

9.2 Termination of Agreement. This Agreement shall terminate as to one, some, or all of the Funds in accordance with the following provisions:

(a) at the option of any party as to any Fund, upon ninety (90) days' advance written notice to the other parties; or

(b) at the option of the Company as to any Fund, upon written notice to the other parties, to the extent that the Shares of that Fund are not reasonably available to meet the requirements of the Variable Contracts or are not appropriate funding vehicles for the Variable Contracts, as determined by the Company. Without limiting the generality of the foregoing, Shares of a Fund are "not appropriate funding vehicles for the Variable Contracts" in instances where, for example: (i) Fund shares for any class are offered at public sale; (ii) the Fund ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision);
        (iii) the Fund has failed to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision), (iv) the Company reasonably believes that the Fund will cease to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision) or (v) the Company reasonably believes that the Fund will fail to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision); or

(c) at the option of the Company, upon written notice to the other parties, in the event formal proceedings are instituted against Trust, Distributor or Adviser by the SEC, the NASD, or any other regulatory body, regarding the Trust's, Distributor's or Adviser's obligations and duties hereunder or related to the sales of the Shares and, in the reasonable opinion of Company, such proceedings are deemed unlikely to be resolved within 90 days to Company's satisfaction; or

(d) at the option of Company, upon written notice to the other parties, if the Company shall determine, in its sole judgment exercised in good faith, that the Trust, the Distributor or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(e) at the option of the Trust, Distributor or Adviser, upon written notice to the Company, in the event formal proceedings are instituted against the Company by the SEC, the NASD, or any other regulatory body, regarding the Company's obligations and duties hereunder; or

(f) at the option of the Trust, the Distributor or the Adviser, upon written notice to the Company, if they shall determine, in their judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(g) at the option of the Company, upon the Trust's, the Distributor's or the Adviser's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Company within ten
        (10) days after written notice of such breach is delivered to the Trust, the Distributor or the Adviser, as the case may be; or

(h) at the option of the Trust, upon the Company's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within ten (10) days after written notice of such breach is delivered to the Company; or

(i) upon assignment of this Agreement, unless made with consent of the parties hereto; or

(j)   as provided in Article VI hereof.

 9.3 Availability of Shares Following Termination. Notwithstanding any termination of this Agreement pursuant to Section 9.2 hereof, the Trust at the option of the Company will continue to make available additional Trust Shares, pursuant to the terms and conditions of this Agreement, for all Variable Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts or the Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments in the Trust, redeem investments in the Trust and/or invest in the Trust upon the payment of additional purchase payments or reallocation of Variable Contract investments under the Existing Contracts.

9.4 Substitution of Shares Following Termination. Notwithstanding anything herein to the contrary, the Trust, the Adviser, or the Distributor shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the Shares of any Fund where due to the acts of the Trust, the Distributor or the Adviser: (a) the Fund either offers its Shares at public sale, ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision), or fails to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision), and as a result the Fund no longer qualifies to serve as a Trusting vehicle for the Variable Contracts, or (b) there is a material change in a fundamental investment objective of the Fund requiring shareholder approval which results in the reclassification of the investment style of the Fund by a nationally recognized mutual fund ranking organization, and the Company furnishes the Trust or the Distributor with written notice of its objection to such change prior to shareholder approval of such change. The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the Fund as an investment vehicle under the Variable Contracts. The parties agree that any reimbursements for costs under this Section 9.4 shall be limited to necessary and reasonable expenses.

9.5 Survival of Provisions. The provisions of Articles VI and VIII and Section
11.1 shall survive any termination of this Agreement, and all relevant provisions of the Agreement shall continue to apply to the sale and redemption of Shares after termination with respect to Existing Contracts.


                               Article X. NOTICES

Any notice hereunder shall be given by registered or certified mail return receipt requested to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to Trust:         The World Insurance Trust
                1500 Forest Avenue
                Richmond, Virginia  23226

      Copy to:  Steven M. Felsenstein, Esq.
                Greenberg Traurig, LLP
                2700 Two Commerce Square
                Philadelphia, Pennsylvania  19103

If to Adviser:       CSI Capital Management, Inc.
                445 Bush Street
                San Francisco, California  94108

If to Distributor:   First Dominion Capital Corp.
                1500 Forest Avenue
                Richmond, Virginia  23226

      Copy to:  Steven M. Felsenstein, Esq.
                Greenberg Traurig, LLP
                2700 Two Commerce Square
                Philadelphia, Pennsylvania  19103


If to Company:  John Hancock Life Insurance Company
                John Hancock Place
                P.O. Box 111
                Boston, MA  02117

                           Attention: Ronald J. Bocage
                          Vice President and Counsel

      Notice shall be deemed given on the date of receipt by the addressee as evidenced by the return receipt.

                            Article XI. MISCELLANEOUS

11.1 Privacy. Each party hereto acknowledges that, by reason of its performance under this Agreement, it shall have access to, and shall receive from the other party (and its affiliates, partners and employees), the confidential information of the other party (and its affiliates, partners and employees), including but not limited to the "nonpublic personal information" of their consumers within the meaning of SEC Regulation S-P (collectively, "Confidential Information"), it being understood that Confidential Information of the Company includes the names and addresses of all of the Variable Contract owners. Each party shall hold all such Confidential Information in the strictest confidence and shall use such Confidential Information solely in connection with its performance under this Agreement and for the business purposes set forth in this Agreement. Under no circumstances may a party cause any Confidential Information of the other party to be disclosed to any third party or reused or redistributed without the other party's prior written consent

11.2 Compliance. The Trust, the Distributor and the Adviser agree to maintain a commitment to compliance as demonstrated by such factors as, without limit, a Code of Ethics policy and procedures, monitoring procedures for compliance with applicable tax requirements (e.g., Section 817(h) of the Internal Revenue Code), restrictions in the Prospectus or Statement of Additional Information, other legal requirements (e.g., 1940 Act), and internal compliance policies and procedures, and to provide the Company or its designee periodic compliance reports as may be reasonably requested by the Company or its designee to keep them reasonably apprised of the Trust's compliance activities.

11.3 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

11.4 Captions. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

11.5 Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

11. 6      Governing Law.  This Agreement shall be construed and
           -------------
the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts. It shall also be subject to the provisions of the federal securities laws and the rules and regulations thereunder and to any orders of the SEC granting exemptive relief therefrom and the conditions of such orders.

11.7 Liability. This Agreement has been executed on behalf of the Trust by the undersigned officer of the Trust in his or her capacity as an officer of the Trust. The obligations of the Trust under this Agreement shall be binding upon the assets and property of the Trust and each respective Fund thereof only and shall not be binding on any member of the Board of the Trust or officer or shareholder of the Trust individually. In addition, notwithstanding any other provision of this Agreement, no Fund shall be liable for any loss, expense, fee, charge or liability of any kind relating to or arising from the actions or omissions of any other Fund or from the application of this Agreement to any other Fund. It is also understood that each of the Funds shall be deemed to be entering into a separate Agreement with the Company so that it is as if each of the Funds had signed a separate Agreement with the Company and that a single document is being signed simply to facilitate the execution and administration of the Agreement.

11.8 Inquiries and Investigations. Each party shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

11.9  Entire Agreement.  This Agreement constitutes the entire
      ----------------
agreement and understanding between the parties hereto and supersedes all prior agreement and understandings relating to the subject matter hereof.

11.10 Amendment, Waiver and Other Matters. Neither this Agreement, nor any provision hereof, may be amended, waived, modified or terminated in any manner except by a written instrument properly authorized and executed by all parties hereto. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

                                   SIGNATURES

      IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Fund Participation Agreement as of the date and year first above written.


Trust:                     The World Insurance Trust


                           By: _____________________________
                           Name:  John Pasco III
                                 Title: Chairman

Adviser:                   CSI Capital Management, Inc.


                           By: _____________________________
                           Name:  Leland Faust
                           Title:  President

Distributor:               First Dominion Capital Corp.


                           By: _____________________________
                           Name:  John Pasco III
                           Title:  President

Company:                   John Hancock Life Insurance Company


                           By: _____________________________
                           Name:  Michele G. Van Leer
                           Title:  Senior Vice President

Date:                         A-1
      ----------
                             PARTICIPATION AGREEMENT

                                   SCHEDULE A

                             Funds and Share Classes


      In accordance with the provisions of the Participation Agreement, the following Funds and share classes of the Trust are available for purchase by the Company on behalf of the Separate Accounts shown on Schedule B:




----------------------------------------------------------------------
Name of Fund                        Class(es)
----------------------------------------------------------------------
----------------------------------------------------------------------
CSI Equity Portfolio                Initial
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------

Date:  ______________
                             PARTICIPATION AGREEMENT

                                   SCHEDULE B

                                Separate Accounts


In accordance with the provisions of the Participation Agreement, the following Separate Accounts of the Company are permitted to invest in the Fund(s) and class(es) of shares of the Trust shown in Schedule A.



For John Hancock Life Insurance Company:

NAME OF SEPARATE ACCOUNT:  John Hancock Variable Life Account UV

                                                                EXHIBIT 23(h)(5)

 FUND PARTICIPATION AGREEMENT


THIS AGREEMENT made as of the 23rd day of August, 2002, by and among The World Insurance Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, First Dominion Capital Corporation, a corporation organized under the laws of the Commonwealth of Virginia (the "Distributor"), CSI Capital Management, Inc. (the "Adviser"), a corporation organized under the laws of the State of California and John Hancock Variable Life Insurance Company (the "Company"), a life insurance company organized under the laws of the Commonwealth of Massachusetts.

      WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and its shares are registered or will be registered under the Securities Act of 1933, as amended (the "1933 Act"); and

      WHEREAS, the Trust was organized to act as a funding vehicle for variable life insurance and/or variable annuity contracts, and shares of beneficial interest of the Trust are divided into several series of shares, each representing the interests in a particular managed pool of securities and other assets (each a "Fund" and collectively, the "Funds"); and

      WHEREAS, the Funds offered by Trust and Distributor to the Company, and each class of Fund shares so offered (the "Shares"), are set forth on Schedule A hereto; and

      WHEREAS, the Distributor is a member firm of the National Association of Securities Dealers, Inc., and is duly registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and any applicable state securities law, and is the Trust's principal underwriter; and

      WHEREAS, the Adviser is duly registered as an investment adviser under the federal Investment Advisers Act of 1940, as amended (the "Advisers Act"), and any applicable state securities law, and is the Trust's investment adviser; and

      WHEREAS, the Company has established one or more separate accounts set forth in Schedule B, as may be amended from time to time (the "Separate Accounts") to offer certain variable life insurance and/or variable annuity contracts (the "Variable Contracts"); and

      WHEREAS, the Separate Accounts are or will be duly organized, validly existing segregated asset accounts of the Company, to set aside and invest assets attributable to the Variable Contracts;

      WHEREAS, the Company has registered or will register the Separate Accounts as unit investment trusts under the 1940 Act (unless an exemption from registration is available) and has registered or will register the Variable Contracts under the 1933 Act (unless an exemption from registration is available);

      WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase Shares of one or more of the Funds specified in Schedule A to fund the Variable Contracts, and the Trust and the Distributor intend to sell such Shares to the Company for its Separate Accounts at net asset value;

      NOW, THEREFORE, in consideration of their mutual promises, the Trust, the Distributor, the Adviser and the Company agree as follows:


         Article I. PURCHASE AND REDEMPTION OF FUND SHARES
                    --------------------------------------

1.1 Purchase of Shares. The Trust and the Distributor agree to sell Shares to the Company that the Company orders on behalf of the Separate Accounts, executing such orders on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the order for the Shares. For purposes of this Section 1.1, the Company shall be the designee of the Trust for receipt of such orders from each Separate Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as the Trust and the Company may mutually agree of such purchase order by 10:00 a.m. Boston time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading.

1.2 Redemption of Shares. The Trust agrees to redeem, upon the Company's request, any full or fractional Shares held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the request for redemption. For purposes of this
Section 1.2, the Company shall be the designee of the Trust for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives notice by telephone, facsimile (orally confirmed) or by such other means as Trust and Company may mutually agree of such request for redemption by 10:00 a.m. Boston time on the next following Business Day.

1.3 Timely Pricing and Orders. The Trust and the Adviser will provide closing net asset value information per share for each Fund specified on Schedule A to the Company at the close of trading on each Business Day. The Trust and the Adviser will use their best efforts to provide this information by 6:00 p.m. Boston time. In the event that the Trust or the Adviser is unable to meet the 6:00 p.m. time stated herein, the Company shall be provided additional time to provide notice of orders for the purchase and redemption of Shares equal to the additional time it takes the Trust and the Adviser to make this information available to the Company. However, if this information is not available for inclusion in the next business cycle and purchase orders/redemptions are not able to be calculated and available for the Company to provide notice within the time specified in sections 1.1 and 1.2 hereof (i.e., 10:00 a.m. Boston time on the next following Business Day), then the Company and its Separate Accounts shall be entitled to an adjustment to the number of Shares purchased or redeemed to reflect the correct share net asset value, and the Trust shall reimburse the Company for reasonable incidental expenses related to such unavailability of net asset value(s) per share within the time specified herein. Subject to the foregoing, at the end of each Business Day, the Company shall use the net asset value information described above to calculate Separate Account unit values for the day. Using these unit values, the Company shall process each such Business Day's Separate Account transactions based on requests and premiums received by it by the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m. Eastern time) to determine the net dollar amount of Fund Shares which shall be purchased or redeemed at that day's closing net asset value per share. The Company will use its best efforts to place notice of net purchase or redemption orders with the Trust by 10:00 a.m. Boston time, on the Business Day next following the Company's receipt of such requests in accordance with the terms of Sections 1.1 and 1.2 hereof and neither the Trust or the Adviser will be liable for a delay in the calculation of the net asset value(s) that results from the failure of the Company to provide by 10:00 a.m. all required information concerning sales and redemptions during the preceding business day.

1.4 Payment for Purchase of Shares. The Company shall pay for Shares purchased at its direction by 4:00 p.m. Boston time on the Business Day it provides notice of an order to purchase such Shares in accordance with section 1.1 hereof. Payment shall be in federal funds transmitted by wire less, with respect to purchase of Shares of a Fund specified in schedule A, a credit for any Shares redeemed from that Fund by Company.

1.5 Payment Upon Redemption of Shares. Under normal circumstances, the Trust shall make payment to the Company by 2:00 p.m. Boston time for Shares redeemed on the Business Day the Company provides notice to redeem Shares in accordance with section 1.2 hereof; provided, however that Trust may delay redemptions uniformly to all holders of shares of that Fund during any time period specified in the Trust's prospectus or statement of additional information. Payment shall be in federal funds transmitted by wire to the Company's bank accounts as designated by Company.

1.6 Dividends and Distributions. The Trust or the Adviser shall furnish notice on or before the ex-dividend or ex-distribution date of this Agreement, of the declaration and amount per share of any income, dividends or capital gain distributions payable on the Shares of any Fund. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on Shares of a Fund in additional Shares of that Fund, and the Trust shall notify the Company or its designee of the number of Shares so issued as payment of such dividends and distributions. The Company reserves the right to change this election in the future.

1.7 No Public Sales. The Trust agrees that all shares of the Funds will be sold only to Company, its affiliates, and other non-affiliated insurance companies which have agreed to participate in the Trust to be held in their respective separate accounts and/or to certain qualified retirement plans, all in accordance with the requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code") and Treasury Regulation 1.817-5. No shares of the Trust will be sold directly to the general public.

1.8 Suspension, Termination of Sales. The Trust may refuse to sell shares of any Fund to any person, or may suspend or terminate the offering of the Shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board of Trustees of the Trust (the "Board"), acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary and in the best interests of shareholders of that Fund.

1.9 Book-Entry. Issuance and transfer of the Shares will be by book entry only. Stock certificates will not be issued to the Company or to the Separate Accounts. Shares ordered from the Trust will be recorded in appropriate book entry titles for Separate Accounts.

1.10 Pricing Errors. In the event of an error in the computation of a Fund's net asset value per share ("NAV") or any dividend or capital gain distribution (each, a "pricing error"), the Adviser or the Trust shall notify the Company as soon as possible after discovery of the error. Such notification may be verbal, but shall be confirmed promptly in writing. A pricing error shall be corrected as follows: (a) if the pricing error results in a difference between the erroneous NAV and the correct NAV of less than $0.01 per share, then no corrective action need be taken; (b) if the pricing error results in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share, the Trust shall make an adjustment to the number of shares purchased or redeemed by the Company to reflect the current NAV. If an adjustment is necessary to correct a material error that has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amount to the applicable Variable Contract owners accounts. Upon notification by the Trust of any overpayment due to a material error, the Company shall promptly remit to Trust any overpayment that has not been paid to Variable Contract owners; provided, that the Adviser, the Distributor and the Trust each acknowledge that the Company shall not be required to recover overpayments from any Variable Contract owner that, because of a pricing error, may have been overpaid for units of interest redeemed from his/her account, but shall reasonably cooperate with the Trust should it determine to seek such recovery. In furtherance thereof, upon the request of the Trust, the Company shall authorize the Trust to institute and prosecute, at its expense, any action to recover material overpayments from any Variable Contract owner arising from such a pricing error; provided, however, that in any such event, the Trust shall indemnify and hold harmless Company and each of its officers, directors, employees and agents against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which such indemnified parties may become subject under any statute, regulation, at common law or otherwise, to the extent such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from or are related to the pricing error. In no event shall the Company be liable to Variable Contract owners for any such adjustments or underpayment amounts. The provisions of this Section 1.10 shall survive termination of the Agreement.

            Article II. REPRESENTATIONS AND WARRANTIES
                        ------------------------------

2.1  Company Representations and Warranties. The Company
     --------------------------------------
represents and warrants that:

(a) it is an insurance company duly organized and in good standing under the laws of Massachusetts and that it has legally and validly established each Separate Account as a segregated asset account under such laws; and

(b) it has registered or, prior to any issuance or sale of the Variable Contracts, will register each Separate Account as a unit investment trust in accordance with the provisions of the 1940 Act and cause each Separate Account to remain so registered to serve as a segregated asset account for the Variable Contracts, unless an exemption from registration is available; and

(c) the Variable Contracts will be registered under 1933 Act, unless an exemption from registration is available, prior to any issuance or sale of the Variable Contracts and that the Variable Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws; and

(d) for purposes other than diversification under section 817 of the Code and "investor control," the Variable Contracts are currently, and at the time of issue shall be, treated as life insurance, endowment or annuity contracts under applicable provisions of the Code, and that the Company will make every effort to maintain such treatment and that it will notify the Trust immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. In addition, the Company represents that each of its Separate Accounts is a "segregated asset account" and that interests in the Separate Accounts are offered exclusively through the purchase of or transfer into a "variable contract" within the meaning of such terms under Section 817 of the Code and the regulations thereunder. The Company will use every effort to continue to meet such definitional requirements, and it will notify the Trust immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

2.2  Trust Representations and Warranties.  The Trust represents
     ------------------------------------
and warrants that:

(a) it has appointed Distributor as the principal underwriter of shares of the Funds within the meaning of the federal securities laws;

(b) Trust shares offered and sold pursuant to this Agreement will be registered under the 1933 Act and sold in accordance with all applicable federal and state laws;

(c) it shall be registered under the 1940 Act prior to and at the time of any issuance or sale of such shares and, subject to Section 1.9 above, Trust shall amend its registration statement under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares;

(d) it shall register and qualify its shares for sale in accordance with, and to the extent required by, the laws of the various states;

(e) each Fund will comply with the diversification requirements set forth in Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and that in the event a Fund should fail to so qualify or if the Trust shall have a reasonable basis for believing that a Fund might not so comply, the Trust will notify the Company immediately and will immediately take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and

(f) each Fund is qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and that it in the event a Fund should fail to so qualify or the Trust shall have a reasonable basis for believing that a Fund might not so qualify, the Trust will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future and will immediately take all steps necessary to qualify for such treatment for each taxable year; and

(g) each Fund will comply in all material respects with any applicable state insurance law restrictions; provided, however, that Company provides specific written notification of such restrictions to the Trust or the Adviser, and it will furnish information to the Company about the Trust that is not otherwise available to the Company so long as the Company has advised the Trust that such information is required by state insurance law;

(h) each of its trustees, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company and the Trust agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies;

(i) to the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, the Trust undertakes to have its Board, the majority of whose members are not "interested persons" of the Trust, formulate and approve any plan to finance distribution and, in such event, the Trust shall immediately notify the Company of such plan; and

(j) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations thereunder so that any investment advisory, distribution or management fees paid by a Fund are in accordance with the requirements of the 1940 Act.

2.3  Distributor Representations and Warranties. Distributor
     ------------------------------------------
represents and warrants that:

(a) it is and will remain a member in good standing of the National Association of Securities Dealers, Inc. ("NASD");

(b) it is registered as a broker-dealer under the 1934 Act and will remain duly registered and licensed under all applicable federal and state securities laws; and

(c) it serves as principal underwriter of the Trust, and it will distribute Fund shares and perform its obligations hereunder in compliance in all material respects with all applicable state and federal laws and regulations.

2.4  Adviser Representations and Warranties. Adviser represents
     --------------------------------------
and warrants that:

(a) it is and will remain duly registered under the Advisers Act and under all other applicable federal and state securities laws and that it shall perform its obligations for the Trust in compliance with any applicable state and federal securities laws; and

(b) it will furnish services to the Trust in a manner that will cause each Fund to comply with the diversification requirements set forth in Section 817(h) of the Code, and the rules and regulations thereunder, including without limitation Treasury Regulation 1.817-5, and in the event a Fund should fail to so qualify or if Adviser shall have a reasonable basis for believing that a Fund might not so comply, the Adviser will notify the Company immediately and will immediately seek to take all steps necessary to adequately diversify the Fund to achieve compliance within the grace period provided under such regulations; and

(c) in providing services to the Trust, it will use best efforts to cause each Fund to be qualified as a Regulated Investment Company under Subchapter M of the Code and will maintain such qualification (under Subchapter M or any successor provision), and in the event a Fund should fail to so qualify or if the Adviser shall have a reasonable basis for believing that a Fund might not so qualify, the Adviser will notify the Company immediately and will immediately take all steps within its power necessary to qualify for such treatment for each taxable year; and

(d) in providing its services to the Trust, the Adviser will use best efforts to cause each Fund to comply in all material respects with any applicable state insurance law restrictions; provided, however, that the Company provides specific written notification of such restrictions to the Trust or the Adviser, and the Adviser will furnish information to the Company about the Trust not otherwise available to the Company which it has been advised by the Company is required by state insurance law; and

(e) each of its directors, officers, employees, and other individuals or entities dealing with the money and/or securities of the Trust are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Trust in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. The Adviser agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Company in the event that such coverage no longer applies; and

(f) it shall comply in all material respects with applicable provisions of the 1940 Act and the regulations adopted thereunder so that any investment advisory, distribution or management fees it receives from, or pays on behalf of, the Trust are in accordance with the requirements of the 1940 Act.

       Article III. PROSPECTUS, REPORTS AND PROXY STATEMENTS
                    ----------------------------------------

3.1 Registration. The Trust shall prepare and be responsible for filing with the SEC and any state regulators requiring such filing all of the Trust's registration statements, shareholder reports, notices, proxy materials (or similar materials such as voting instruction solicitation materials), prospectuses and statements of additional information.

3.2 Trust Prospectus. At least annually, the Trust or its designee shall provide to the Company, free of charge, as many copies of the current prospectus for the shares of the selected Funds as the Company may reasonably request for distribution to existing Variable Contract owners whose Variable Contracts are funded by such shares. The Trust or its designee shall provide the Company, at the Company's expense, with as many more copies of the current prospectus for the selected Funds as the Company may reasonably request for distribution to prospective purchasers of Variable Contracts (including existing Variable Contract owners whose Variable Contracts are not funded by such shares). Except as required by regulation or law, the Trust and the Distributor agree that the prospectus for the selected class of the selected Fund(s) will describe only such class and such Fund(s) and will not offer the shares of any other Fund or any other class or shares that may be organized within the Trust. If requested by the Company in lieu thereof, the Trust or its designee shall provide such documentation (including a "camera ready" final copy of such documentation on diskette at the Trust's expense) and such other assistance as is reasonably necessary in order for the parties hereto once a year (or more frequently if the prospectus for the Shares is supplemented or amended) to have the prospectus for the Variable Contracts, the prospectus for the Trust shares, and the prospectus for any other investment company or fund offered as investments for the Variable Contracts printed together in one document. The Trust and the Distributor agree to cooperate with the Company to provide the documents on a timely basis to meet the Company's reasonable deadline requirements for production. The Trust or the Distributor shall reimburse the Company for additional expenses it reasonably incurs as a direct result of late delivery of Trust's prospectus which is caused by the Trust or the Distributor. The reimbursements provided for under this section 3.2 shall be in addition to any indemnification provided under Article VIII.

3.3 Shareholder Reports. The Trust shall provide the Company with copies of the Trust's reports to shareholders, and other Trust communications to shareholders in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. If requested by the Company in lieu thereof, the Trust or its designee shall provide to the Company reports to shareholders in a camera-ready format. The Trust agrees that the Trust's reports delivered to the Company for dissemination to Variable Contract owners will describe only the Funds and the Shares specified in Schedule A and, except as required by law or regulation, will not refer to any other Funds, or other classes of shares of the Trust. The Trust (or the Distributor) shall reimburse the Company for reasonable expense of distribution of reports to existing Variable Contract owners investing in the Funds. The Trust and the Distributor agree to cooperate with the Company to provide the Trust's report to shareholders within 45 calendar days of the end of the reporting period so as to meet the Company's requirements for production and delivery on a timely basis. The Trust or the Distributor shall reimburse the Company for additional expenses it reasonably incurs as a direct result of late delivery of the Trust's reports to shareholders caused by the Trust or Distributor. The reimbursements provided for under this Section 3.3 shall be in addition to any indemnification provided under Article VIII.

3.4 Proxy Statements. The Trust shall provide the Company with copies of the Trust's proxy statements and other related Trust communications to shareholders, in such quantity as the Company shall reasonably require for distribution to Variable Contract owners. The Trust or the Distributor shall reimburse the Company for reasonable expenses in connection with a proxy statement, including without limit, the reasonable expense of distribution of the Trust's proxy material to Variable Contract owners and the expense of a proxy tabulator.

3.5 Notification of Filing. The Trust will provide the Company with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to the Funds promptly after the filing of each such document with the SEC or other regulatory authority. The Company will provide Trust with at least one complete copy of all prospectuses, statements of additional information, annual and semi-annual reports, proxy statements, and all amendments or supplements to any of the above that relate to a selected Fund promptly after the filing of each such document with the SEC or other regulatory authority.

            Article IV. SALES MATERIAL AND INFORMATION
                        ------------------------------

4.1 Definition. For purposes of this Agreement, the phrase "sales literature or other promotional material" or words of similar import include, without limitation, advertisements (such as material published, or designed for use, in a newspaper, magazine or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures or other public media), sales literature (such as any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, or reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports and proxy materials, and any other material constituting sales literature or advertising under NASD rules, the 1940 Act or the 1933 Act.

4.2 Review by the Trust or the Distributor. The Company will furnish, or will cause to be furnished, to the Trust or the Distributor, each piece of sales literature or other promotional material in which the Trust, the Distributor or any affiliate thereof is named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Trust or the Distributor approves such material. Such approval shall be presumed given if notice to the contrary is not received by the Company within fifteen (15) Business Days after receipt by the Trust or Distributor of such material.

4.3 Review by Company. The Trust or the Distributor will furnish, or will cause to be furnished, to the Company, each piece of sales literature or other promotional material in which the Company or its Separate Accounts are named, at least ten (10) Business Days prior to its intended use. No such material shall be used unless the Company approves such material in writing.

4.4 Information about Company, Separate Accounts or Variable Contracts. Except with the permission of the Company, neither the Trust, the Adviser nor the Distributor shall give any information or make any representations on behalf of the Company or concerning the Company or any affiliate thereof, the Separate Accounts, or the Variable Contracts other than the information or representations contained in the registration statement or prospectus for such Variable Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports of the Separate Accounts for distribution to owners of such Variable Contracts, or in sales literature or other promotional material approved by the Company or its designee, provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statement or prospectus for the Variable Contracts, reports of the Separate Account, or sales literature or other promotional material approved by the Company or its designee to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.5 Information about the Trust, the Adviser or the Distributor. Except with the permission of the Trust, the Adviser or the Distributor, the Company shall not give any information or make any representations on behalf of the Trust, the Adviser or the Distributor or any affiliate thereof other than the information or representations contained in the registration statements or prospectuses for the Trust, as such registration statements and prospectuses may be amended or supplemented from time to time, or in reports to shareholders or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust, the Adviser or the Distributor or designee thereof, provided however that such information or representations are used in a context that does not cause the information, representations or statements contained in the registration statements or prospectuses for the Trust, reports to shareholders or proxy statements for the Trust, or sales literature or other promotional material approved by the Trust or Distributor or designee thereof to be untrue or omit information contained in such documentation otherwise required to be stated or necessary to make the information, representations, or statements not misleading.

4.6 Use of John Hancock Name. Neither the Trust, the Adviser nor the Distributor shall use any designation comprised in whole or part of the names or marks "John Hancock" or "Hancock" or any logo or other trademark relating to the Company, the Separate Accounts or the Variable Contracts without the prior written consent of the Company. The Company reserves the right to object to the continued use of any sales literature or other material in which any such name or mark is used and no such material shall be used if the Company or its designee so objects. Upon termination of this Agreement for any reason, the Trust, Distributor and Adviser shall all cease use of any such name or mark.

                ARTICLE V. FEES, COSTS AND EXPENSES

5.1 No Fees Payable Under Agreement. The Trust, Distributor and Adviser shall pay no fee or other compensation to the Company under this Agreement and the Company shall pay no fee or other compensation to the Trust, the Distributor or the Adviser under this Agreement, although the parties hereto will bear certain expenses in accordance with this Agreement.

5.2 Allocation of Expenses. Each party shall, in accordance with the allocation of expenses specified in this Agreement, reimburse other parties for expenses initially paid by one party but allocated to another party. In addition, nothing herein shall prevent the parties hereto from otherwise agreeing to perform and arranging for appropriate compensation for (a) distribution and shareholder-related services under a plan adopted in accordance with Rule 12b-1 under the 1940 Act and (b) other services that are not primarily intended to result in the sale of shares of the Funds, which are provided to Variable Contract owners relating to the Funds.

5.3 Trust Expenses for Registration and Qualification. Except as otherwise set forth in this Agreement, all expenses incident to performance by the Trust of this Agreement will be paid by the Trust or the Distributor to the extent permitted by law. All shares of the Funds specified on Schedule A will be duly authorized for issuance and registered in accordance with applicable federal law and, to the extent deemed advisable by the Trust, in accordance with applicable state law, prior to sale. The Trust will bear the expenses for the cost of registration and qualification of the Shares, including without limitation, the preparation of and filing with the SEC of Forms N-1A and Rule 24f-2 Notices on behalf of the Trust and payment of all applicable registration or filing fees (if applicable) with respect to shares of the Trust; preparation and filing of the Trust's prospectus, SAI and registration statement, proxy materials and reports; typesetting the Trust's prospectus; typesetting and printing proxy materials and reports to Variable Contract owners (including the costs of printing a Trust prospectus that constitutes an annual report); the preparation of all statements and notices required by any federal or state law; all taxes on the issuance or transfer of shares of the Funds; any expenses permitted to be paid or assumed by the Trust with respect to the Funds pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act; and other costs associated with preparation of prospectuses and SAIs regarding the Funds in electronic or typeset format for distribution to existing Variable Contract owners determined in accordance with Section 3.2 hereof.

5.4 Company Expenses for Registration and Qualification. Except as otherwise provided in Sections 1.3, 1.10, 3.2, 3.3, 3.4, 5.5, 8.3, 8.4, 8.5 and 9.4, the
Company shall bear all expenses associated with the registration, qualification, and filing of the Variable Contracts under applicable federal securities and state insurance laws; the cost of preparing, printing, and distributing the Variable Contracts' prospectus and SAI; the cost of printing the Trust's prospectus for use in connection with offering the Variable Contracts; and the cost of printing and distributing such annual individual account statements for Variable Contract owners as are required by state insurance laws.

5.5 Reimbursement for Substitution. Notwithstanding anything herein to the contrary, the Trust, the Distributor or the Adviser shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the shares of any Fund that has discontinued or intends to discontinue the offering of its shares to Variable Contract owners, or that implements, or intends to implement, a fundamental change in investment objective or policy or other change requiring shareholder approval, or with respect to which the Company determines to terminate the Agreement pursuant to
Section 9.2(b)-(d) or (g) hereof. The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the affected Fund as an investment vehicle under the Contracts.

                  Article VI. POTENTIAL CONFLICTS
                              -------------------

6.1 Application for Mixed and Shared Funding Exemptive Order. The parties acknowledge that the Trust will file an application with the SEC, at its expense, requesting an order granting relief from various provisions of the 1940 Act and the rules adopted thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of other insurance companies that are unaffiliated with the Company (the "Participating Companies") and qualified pension and retirement plans outside the separate account context (the "Qualified Plans"). It is anticipated that such exemptive order (the "Mixed and Shared Funding Exemptive Order"), when and if issued, shall require Trust, the Company and each Participating Company and Qualified Plan to comply with conditions and undertakings substantially as provided in this Article. If the Mixed and Shared Funding Exemptive Order imposes conditions materially different from those provided for in this Article, the conditions and undertakings imposed by the Mixed and Shared Funding Exemptive Order shall govern this Agreement and the parties hereto agree to amend this Agreement consistent with the Mixed and Shared Funding Exemptive Order to the extent reasonably practicable.

6.2 Determination by Board. The Trust's Board will monitor the Trust for the existence of any material irreconcilable conflict between and among the interests of the Variable Contract owners and the owners of variable contacts of all Participating Companies and of Qualified Plan Participants and Qualified Plans investing in the Trust, and determine what action, if any, should be taken in response to such conflicts. An irreconcilable material conflict may arise for a variety of reasons, which may include: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling or any similar action by insurance, tax or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of the Trust are being managed; (e) a difference in voting instructions given by variable annuity and variable life insurance contract owners; (f) a decision by the Company or a Participating Insurance Company to disregard the voting instructions of Variable Contract owners and (g) if applicable, a decision by a Qualified Plan to disregard the voting instructions of plan participants. The Board's determination of the existence of an irreconcilable material conflict and its implications shall be made known promptly and in writing to the Company.

6.3 Assistance of the Company. The Company will be responsible for assisting the Board in carrying out its duties and responsibilities under the Mixed and Shared Trusting Exemptive Order by providing the Board with all information reasonably necessary for the Board to consider any issues raised. The responsibility includes, but is not limited to, an obligation by the Company to inform the Board whenever it has determined to disregard Variable Contract owner voting instructions. No less than annually, the Company shall submit to the Board such reports, materials or data as the Board may reasonably request so that the Board may fully carry out its obligations. Such reports, materials, and data shall be submitted more frequently if deemed appropriate by the Board.

6.4 Remedial Action. If a majority of the Board, or a majority of its disinterested Board members, determines that a material irreconcilable conflict exists with regard to contract owner investments in the Trust, the Board shall give prompt notice of the conflict and the implications thereof to the Company and all Participating Companies and Qualified Plans. If the Board determines that Company is a relevant Participating Company or Qualified Plan with respect to said conflict, the Company shall at its sole cost and expense, and to the extent reasonably practicable (as determined by a majority of the disinterested Board members), take such action as is necessary to remedy or eliminate the irreconcilable material conflict. Such necessary action may include but shall not be limited to:

(a) withdrawing the assets allocable to some or all of the Separate Accounts from the Trust or any Fund thereof and reinvesting those assets in a different investment medium, which may include another Fund of the Trust, or another investment company;

(b) submitting the question as to whether such segregation should be implemented to a vote of all affected Variable Contract owners and as appropriate, segregating the assets of any appropriate group (i.e. variable annuity or variable life insurance contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected Variable Contract owners the option of making such a change; and

(c) establishing a new registered management investment company (or series thereof) or managed separate account. If a material irreconcilable conflict arises because of the Company's decision to disregard Variable Contract owner voting instructions, and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the election of the Trust to withdraw the Separate Account's investment in the Trust, and no charge or penalty will be imposed as a result of such withdrawal. The responsibility to take such remedial action shall be carried out with a view only to the interests of the Variable Contract owners.

6.5 Disregard of Voting Instructions. If a material irreconcilable conflict arises because of a decision by the Company to disregard Variable Contract owner voting instructions, and such disregard of voting instructions could conflict with the majority of variable contract owner voting instructions, and the Company's judgment represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s) provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust. No charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period, the Distributor and the Adviser will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust.

6.6 State Insurance Regulatory Decision. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the decisions of the majority of other state insurance regulators, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the Fund and terminate this Agreement with respect to such sub-account(s); provided, however, that such withdrawal and termination will be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. The Trust agrees that it shall seek to assure that no charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal and termination must take place within six (6) months after the Trust gives written notice to the Company that this provision is being implemented. Until the end of such six-month period the Trust will, to the extent permitted by law and the Mixed and Shared Funding Order, continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Funds.

6.7 Resolution of Material Conflict. For purposes of Section 6.4 through 6.6 of this Agreement, a majority of the disinterested members of the Board will determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Trust be required to establish a new funding medium for the Variable Contracts. The Company will not be required by Section 6.4 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Variable Contract owners affected by the material irreconcilable conflict. In the event that the Board determines that any proposed action does not adequately remedy any material irreconcilable conflict, then the Company will withdraw the investment of the affected sub-account(s) of the Separate Account(s) in the affected Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination; provided, however, that such withdrawal and termination will be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board of the Trust.

                               Article VII. VOTING

7.1 Pass-Through Voting. The Company will provide pass-through voting privileges to all Variable Contract owners so long as the SEC continues to interpret the 1940 Act as requiring pass-through voting privileges for Variable Contract owners. Accordingly, the Company, where applicable, will vote shares of the Funds held in its Separate Accounts in a manner consistent with voting instructions timely received from its Variable Contract owners. The Company will be responsible for assuring that each of its Separate Accounts that participates in a Fund calculates voting privileges in a manner consistent with other Participating Insurance Companies; provided the Trust, the Distributor or the Adviser provides timely notice to the Company of the manner of calculation of such other Participating Insurance Companies. The Company will vote shares for which it has not received timely voting instructions, as well as Shares it owns, in the same proportion as its votes those Shares for which it has received voting instructions. The Company shall not oppose or interfere with the solicitation of proxies for Trust shares held for such Variable Contract owners.

7.2 Compliance with Rules 6e-2 and Rule 6e-3(T). If and to the extent Rule 6e-2 and Rule 6e-3(T) are amended, or if Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules thereunder with respect to mixed and shared funding on terms and conditions materially different from any exemptions granted in any Mixed and Shared Funding Exemptive Order obtained by the Trust, then Trust, and/or the Company, as appropriate and as reasonably practicable, shall take such steps as may be necessary to comply with Rule 6e-2 and Rule 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such Rules are applicable.

                          Article VIII. INDEMNIFICATION

8.1   Indemnified Parties.
      -------------------

        (a)For purposes of Sections 8.2, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Trust, the Adviser and the Distributor, and each of their trustees, directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Trust, the Adviser or the Distributor within the meaning of Section 15 of the 1933 Act.

      (b) For purposes of Sections 8.3 through 8.5, 8.7 and 8.8, the term "Indemnified Parties" shall mean the Company and each of its directors, members, principals, officers, partners, employees and agents and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act.

8.2   Indemnification by the Company.
      ------------------------------

      (a) Subject to Section 8.6 below, the Company agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or sales literature for the Variable Contracts or contained in the Variable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any of the Indemnified Parties if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of any of the Indemnified Parties for use in the registration statement or prospectus for the Variable Contracts or in the Variable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature of the Trust not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company; or

           (iv) arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company.

      (b) The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.


8.3  Indemnification by the Trust.

      (a) Subject to Section 8.6 below, the Trust agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust, which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Trust, the Adviser or the Distributor or persons under their control) or wrongful conduct of the Trust, the Adviser or the Distributor or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

           (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust, the Adviser or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust.

      (b) The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.


8.4  Indemnification by the Adviser.

      (a) Subject to Section 8.6 below, the Adviser agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement made by the Adviser of any material fact contained in the registration statement, prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission by the Adviser to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust, the Adviser or the Distributor by the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Adviser or persons under its control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Adviser; or

           (iv) arise as a result of a failure by the Adviser to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the the Adviser.

      (b) The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.5  Indemnification by the Distributor.
     -----------------------------------

      (a) Subject to Section 8.6 below, the Distributor agrees to indemnify and hold harmless the Indemnified Parties against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor which consent shall not be unreasonably withheld) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Trust's shares or the Variable Contracts and:

           (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributor by or on behalf of the Company for use in the registration statement or prospectus for the Trust (or any amendment or supplement) or otherwise for use in connection with the sale of the Variable Contracts or Trust Shares; or

           (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or sales literature for the Variable Contracts not supplied by the Distributor, the Adviser or persons under their control) or wrongful conduct of the Distributor, the Adviser or persons under their control, with respect to the sale or distribution of the Variable Contracts or Trust Shares; or

           (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement or prospectus covering the Variable Contracts, or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company for inclusion therein by or on behalf of the Trust, the Adviser or the Distributor; or

           (iv) arise as a result of a failure by the Trust, the Adviser or the Distributor to provide the services and furnish the materials under the terms of this Agreement; or

           (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust or the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust or the Distributor.

      (b) The Distributor shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

8.6 Indemnification for Errors. In the event of any error or delay with respect to information regarding the pricing, purchase, redemption, transfer or registration of shares of the Trust, the parties agree that each is obligated to make the Separate Accounts and/or the Trust, respectively, whole for any error or delay that it causes, subject in each case to the related Fund's policies on materiality of pricing errors, if applicable. In addition, each party agrees that no party will receive compensation from the other for the costs of any reprocessing necessary as a result of an error or delay. Each party agrees to provide the other with prompt notice of any errors or delays of the type referred to in this Section in a mutually agreeable form and which shall be confirmed in writing.

If an adjustment is necessary to correct a material error which has caused Variable Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Fund(s) attributable to the accounts of the Variable Contract owners will be adjusted and the amount of any underpayments shall be credited by the Trust to the Company for crediting of such amounts to the applicable Variable Contract owners' accounts. Upon notification by the Trust or its designee of any overpayment due to a material error, the Company shall promptly remit to the Trust any overpayment that has not been paid to Variable Contract owners. If any such overpayment has been paid to Variable Contract owners, upon request by Trust or its designee, the Company shall provide reasonable assistance to recover overpayments from Variable Contract owners or make other adjustments of applicable Shares in the applicable Variable Contract owners' accounts in lieu thereof. If because of a pricing error Variable Contract owners underpaid for units of interest credited to his/her account, upon request by Trust, the Company shall provide reasonable assistance to recover any such underpayments or make or other adjustment of applicable shares in the applicable Variable Contract owners' accounts in lieu thereof.

8.7 Notification of Claim. A party shall not be liable under this Article with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified such indemnifying party, in writing, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify such indemnifying party of any such claim shall not relieve the the Distributor from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision.

8.8 Participation in, and Assumption of, Defense of a Claim. In case any action is brought against the Indemnified Parties and a party is notified thereof in accordance with section 8.7, that party shall be entitled (a) to participate at its own expense in the defense thereof and (b) to elect to assume the defense thereof with counsel satisfactory to the party named in the action; provided, however, that in the event an Indemnified Party receives notice to assume defense of the same or related claim from any two or more of the Trust, Adviser and Distributor, the Indemnified Party, in its sole discretion, shall determine which election to accept. After an election is made to assume the defense of an action, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the party assuming the defense will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

                          Article IX. TERM; TERMINATION

9.1 Term of Agreement. This Agreement shall be effective as of the date hereof and shall continue in force until terminated in accordance with the provisions herein.

9.2 Termination of Agreement. This Agreement shall terminate as to one, some, or all of the Funds in accordance with the following provisions:

(a) at the option of any party as to any Fund, upon ninety (90) days' advance written notice to the other parties; or

(b) at the option of the Company as to any Fund, upon written notice to the other parties, to the extent that the Shares of that Fund are not reasonably available to meet the requirements of the Variable Contracts or are not appropriate funding vehicles for the Variable Contracts, as determined by the Company. Without limiting the generality of the foregoing, Shares of a Fund are "not appropriate funding vehicles for the Variable Contracts" in instances where, for example: (i) Fund shares for any class are offered at public sale; (ii) the Fund ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision);
        (iii) the Fund has failed to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision), (iv) the Company reasonably believes that the Fund will cease to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision) or (v) the Company reasonably believes that the Fund will fail to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision); or

(c) at the option of the Company, upon written notice to the other parties, in the event formal proceedings are instituted against Trust, Distributor or Adviser by the SEC, the NASD, or any other regulatory body, regarding the Trust's, Distributor's or Adviser's obligations and duties hereunder or related to the sales of the Shares and, in the reasonable opinion of Company, such proceedings are deemed unlikely to be resolved within 90 days to Company's satisfaction; or

(d) at the option of Company, upon written notice to the other parties, if the Company shall determine, in its sole judgment exercised in good faith, that the Trust, the Distributor or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(e) at the option of the Trust, Distributor or Adviser, upon written notice to the Company, in the event formal proceedings are instituted against the Company by the SEC, the NASD, or any other regulatory body, regarding the Company's obligations and duties hereunder; or

(f) at the option of the Trust, the Distributor or the Adviser, upon written notice to the Company, if they shall determine, in their judgment exercised in good faith, that the Company has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(g) at the option of the Company, upon the Trust's, the Distributor's or the Adviser's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Company within ten
        (10) days after written notice of such breach is delivered to the Trust, the Distributor or the Adviser, as the case may be; or

(h) at the option of the Trust, upon the Company's material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within ten (10) days after written notice of such breach is delivered to the Company; or

(i) upon assignment of this Agreement, unless made with consent of the parties hereto; or

(j)   as provided in Article VI hereof.

 9.3 Availability of Shares Following Termination. Notwithstanding any termination of this Agreement pursuant to Section 9.2 hereof, the Trust at the option of the Company will continue to make available additional Trust Shares, pursuant to the terms and conditions of this Agreement, for all Variable Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts or the Company, whichever shall have legal authority to do so, shall be permitted to reallocate investments in the Trust, redeem investments in the Trust and/or invest in the Trust upon the payment of additional purchase payments or reallocation of Variable Contract investments under the Existing Contracts.

9.4 Substitution of Shares Following Termination. Notwithstanding anything herein to the contrary, the Trust, the Adviser, or the Distributor shall reimburse the Company for the costs associated with substituting the securities of a registered investment company for the Shares of any Fund where due to the acts of the Trust, the Distributor or the Adviser: (a) the Fund either offers its Shares at public sale, ceases to qualify as a regulated investment company under Subchapter M of the Code (or any successor or similar provision), or fails to comply with the diversification requirements of Section 817(h) of the Code (or any successor or similar provision), and as a result the Fund no longer qualifies to serve as a Trusting vehicle for the Variable Contracts, or (b) there is a material change in a fundamental investment objective of the Fund requiring shareholder approval which results in the reclassification of the investment style of the Fund by a nationally recognized mutual fund ranking organization, and the Company furnishes the Trust or the Distributor with written notice of its objection to such change prior to shareholder approval of such change. The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the Fund as an investment vehicle under the Variable Contracts. The parties agree that any reimbursements for costs under this Section 9.4 shall be limited to necessary and reasonable expenses.

9.5 Survival of Provisions. The provisions of Articles VI and VIII and Section
11.1 shall survive any termination of this Agreement, and all relevant provisions of the Agreement shall continue to apply to the sale and redemption of Shares after termination with respect to Existing Contracts.


                               Article X. NOTICES

Any notice hereunder shall be given by registered or certified mail return receipt requested to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to Trust:         The World Insurance Trust
                1500 Forest Avenue
                Richmond, Virginia  23226

      Copy to:  Steven M. Felsenstein, Esq.
                Greenberg Traurig, LLP
                2700 Two Commerce Square
                Philadelphia, Pennsylvania  19103

If to Adviser:       CSI Capital Management, Inc.
                445 Bush Street
                San Francisco, California  94108

If to Distributor:   First Dominion Capital Corp.
                1500 Forest Avenue
                Richmond, Virginia  23226

      Copy to:  Steven M. Felsenstein, Esq.
                Greenberg Traurig, LLP
                2700 Two Commerce Square
                Philadelphia, Pennsylvania  19103


If to Company:  John Hancock Variable Life Insurance Company
                John Hancock Place
                P.O. Box 111
                Boston, MA  02117

                           Attention: Ronald J. Bocage
                          Vice President and Counsel

      Notice shall be deemed given on the date of receipt by the addressee as evidenced by the return receipt.

                            Article XI. MISCELLANEOUS

11.1 Privacy. Each party hereto acknowledges that, by reason of its performance under this Agreement, it shall have access to, and shall receive from the other party (and its affiliates, partners and employees), the confidential information of the other party (and its affiliates, partners and employees), including but not limited to the "nonpublic personal information" of their consumers within the meaning of SEC Regulation S-P (collectively, "Confidential Information"), it being understood that Confidential Information of the Company includes the names and addresses of all of the Variable Contract owners. Each party shall hold all such Confidential Information in the strictest confidence and shall use such Confidential Information solely in connection with its performance under this Agreement and for the business purposes set forth in this Agreement. Under no circumstances may a party cause any Confidential Information of the other party to be disclosed to any third party or reused or redistributed without the other party's prior written consent

11.2 Compliance. The Trust, the Distributor and the Adviser agree to maintain a commitment to compliance as demonstrated by such factors as, without limit, a Code of Ethics policy and procedures, monitoring procedures for compliance with applicable tax requirements (e.g., Section 817(h) of the Internal Revenue Code), restrictions in the Prospectus or Statement of Additional Information, other legal requirements (e.g., 1940 Act), and internal compliance policies and procedures, and to provide the Company or its designee periodic compliance reports as may be reasonably requested by the Company or its designee to keep them reasonably apprised of the Trust's compliance activities.

11.3 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

11.4 Captions. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

11.5 Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

11. 6      Governing Law.  This Agreement shall be construed and
           -------------
the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts. It shall also be subject to the provisions of the federal securities laws and the rules and regulations thereunder and to any orders of the SEC granting exemptive relief therefrom and the conditions of such orders.

11.7 Liability. This Agreement has been executed on behalf of the Trust by the undersigned officer of the Trust in his or her capacity as an officer of the Trust. The obligations of the Trust under this Agreement shall be binding upon the assets and property of the Trust and each respective Fund thereof only and shall not be binding on any member of the Board of the Trust or officer or shareholder of the Trust individually. In addition, notwithstanding any other provision of this Agreement, no Fund shall be liable for any loss, expense, fee, charge or liability of any kind relating to or arising from the actions or omissions of any other Fund or from the application of this Agreement to any other Fund. It is also understood that each of the Funds shall be deemed to be entering into a separate Agreement with the Company so that it is as if each of the Funds had signed a separate Agreement with the Company and that a single document is being signed simply to facilitate the execution and administration of the Agreement.

11.8 Inquiries and Investigations. Each party shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

11.9  Entire Agreement.  This Agreement constitutes the entire
      ----------------
agreement and understanding between the parties hereto and supersedes all prior agreement and understandings relating to the subject matter hereof.

11.10 Amendment, Waiver and Other Matters. Neither this Agreement, nor any provision hereof, may be amended, waived, modified or terminated in any manner except by a written instrument properly authorized and executed by all parties hereto. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

                                   SIGNATURES

      IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Fund Participation Agreement as of the date and year first above written.


Trust:                     The World Insurance Trust


                           By: _____________________________
                           Name:  John Pasco III
                                 Title: Chairman

Adviser:                   CSI Capital Management, Inc.


                           By: _____________________________
                           Name:  Leland Faust
                           Title:  President

Distributor:               First Dominion Capital Corp.


                           By: _____________________________
                           Name:  John Pasco III
                           Title:  President

Company:                   John Hancock Variable Life Insurance
                                     Company


                           By: _____________________________
                           Name:  Michele G. Van Leer
                           Title:  President

Date:                         A-1
      ----------
                             PARTICIPATION AGREEMENT

                                   SCHEDULE A

                             Funds and Share Classes


      In accordance with the provisions of the Participation Agreement, the following Funds and share classes of the Trust are available for purchase by the Company on behalf of the Separate Accounts shown on Schedule B:




----------------------------------------------------------------------
Name of Fund                        Class(es)
----------------------------------------------------------------------
----------------------------------------------------------------------
CSI Equity Portfolio                Initial
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------

Date:  ______________
                             PARTICIPATION AGREEMENT

                                   SCHEDULE B

                                Separate Accounts


In accordance with the provisions of the Participation Agreement, the following Separate Accounts of the Company are permitted to invest in the Fund(s) and class(es) of shares of the Trust shown in Schedule A.



For John Hancock Variable Life Insurance Company:

NAME OF SEPARATE ACCOUNTS:  John Hancock Variable Life Account S
                            John Hancock Variable Life Account U

                                                                EXHIBIT 23(h)(6)



                          EXPENSE LIMITATION AGREEMENT

                            THE WORLD INSURANCE TRUST
                              CSI Equity Portfolio



      This EXPENSE LIMITATION AGREEMENT, effective as of ____________, 2002, is by and between CSI Capital Management, Inc. ("CSI") and The World Insurance Trust (the "Trust"), on behalf of the CSI Equity Portfolio (the "Portfolio"), and is further supplemented by a commitment made by Commonwealth Shareholder Services, Inc. ("CSS"). CSI and CSS may be collectively referred to herein as the "Service Providers."

      WHEREAS, the Trust is a business trust organized under the Delaware Business Trust Act, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company of a series type, one of which series is the Portfolio; and

      WHEREAS, the Trust and the Service Providers have entered into various servicing agreements pursuant to which the Service Providers provide investment advisory and administrative services to the Fund for compensation based on the value of the average daily net assets of the Portfolio; and

      WHEREAS, the Trust and the Service Providers have determined that it is appropriate and in the best interests of the Portfolio and its shareholders to maintain the expenses of the Portfolio at a level below the level to which it might otherwise be subject;

      NOW, THEREFORE, the parties to this Agreement acknowledge and agree to the following:

1.    Expense Limitation.
      -------------------

      1.1 Operating Expense Limit. The total annual operating expenses in any year with respect to the Portfolio shall not exceed 1.25% of the Portfolio's average daily net assets (the "Operating Expense Limit").

      1.2 Applicable Expense Limit. (a) To the extent that the aggregate expenses incurred by the Portfolio in any fiscal year (referred to herein as the "Portfolio Operating Expenses") exceed the Operating Expense Limit, the excess amount ("Excess Amount") will be the liability of the Service Providers. Portfolio Operating Expenses may include, but are not limited to:

           (i)  investment advisory fees of CSI.

                (b) CSI hereby ratifies and confirms its obligation to bear the Excess Amount of Portfolio Operating Expenses. The Trust hereby agrees that CSI may, in furtherance of its obligation to bear such Excess Amounts, waive the payment by the Portfolio of investment advisory fees identified in clause (i) of Section 1.2(a).

                (c) In the event that the waiver of the fees described in clause
           (i) of Section 1.2(a) are not sufficient to keep the expense ratio of the Portfolio below the Operating Expense Limit, then CSI and CSS agree that they will advance monies to the Portfolio in proportionate amounts by paying certain "other operating expenses" of the Portfolio so that the expense ratio of the Portfolio does not exceed the Operating Expense Limit. The Trust agrees that CSI may fulfill its obligation under this Section 1.2(c) by causing CSS to make such advances.

           (d) "Other operating expenses" of the Portfolio include fees in connection with legal, auditing, bookkeeping and record keeping services, transfer and dividend disbursing agent fees, custodian fees and fees and other costs of registration of the Portfolio's shares for sale under various state and federal securities laws. The term "other operating expenses" does not include any amount paid by the Portfolio for interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, or other extraordinary expenses not incurred in the ordinary course of business.

      1.3 Method of Computation. To determine CSI's liability with respect to the Excess Amount, each month the Portfolio Operating Expenses will be annualized as of the last day of the month. If the annualized Portfolio Operating Expenses exceed the Operating Expense Limit for the month, CSI will waive the fees due to them as described above in clause (i) of Section 1.2(a), and CSI and CSS will remit to the Portfolio a proportionate amount sufficient to reduce the annualized Operating Expense Limit of the Portfolio as described above in
           Section 1.2(c).

      1.4 Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an annual proportionate adjustment payment will be made by the appropriate party in order that the amount of the fees waived, reduced or paid by CSI or CSS to the Portfolio with respect to adjustments made to the Portfolio Operating Expenses for the previous fiscal year, shall equal the Excess Amount.

2.    Reimbursement of Fee Waivers and Expense Reimbursements.
      --------------------------------------------------------

      2.1 Reimbursement. (a) If during any quarter the estimated aggregate Portfolio Operating Expenses for the quarter are less than the Operating Expense Limit for that quarter, the Service Providers will each be entitled to reimbursement of fees waived or expenses reimbursed to the Portfolio.

           (i) CSS shall be entitled to a reimbursement of any fees paid to the Portfolio; and

           (ii) CSI shall be entitled to a reimbursement of any advisory fees waived and any fees paid to the Portfolio.

           (b) The total amount of reimbursement recoverable by each of CSI and/or CSS (the "Reimbursement Amount") is the sum of all fees previously waived or remitted by such parties during any of the previous three (3) years after the date of this Agreement, less any reimbursement previously paid by the Portfolio to CSI and/or CSS with respect to any waivers, reductions, and payments made with respect to the Portfolio. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount. Fees waived and expenses reimbursed would be treated on a "first-in, first-out" basis.

      2.2 Board Approval. No Reimbursement Amount will be paid to any of the Service Providers in any fiscal quarter unless the Trust's Board of Trustees has determined that a reimbursement is in the best interest of the Portfolio and its shareholders. The Trust's Board of Trustees will determine quarterly in advance whether any Reimbursement Amount may be paid to a Service Provider during the quarter.

3.    Term and Termination of Agreement.
      ----------------------------------

      This Agreement will be for an initial period from the commencement of the Portfolio's investment operations until December 31, 2002. It will then continue on a year-to-year basis thereafter provided that each continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of this Agreement (the "Independent Trustees"). Nevertheless, this Agreement may be terminated by any party to the Agreement, without payment of any penalty, upon ninety (90) days' prior written notice to the other party at its principal place of business. Action to terminate the Agreement must be authorized by resolution of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Portfolio.

4.    Miscellaneous.
      -------------

      4.1 Captions. The captions in this Agreement are included for convenience of reference only and do not define or delineate any of the provisions of the Agreement, or otherwise affect their construction or effect.

      4.2 Interpretation. Nothing in this Agreement requires the Trust or the Portfolio to take any action contrary to the Trust's Certificate of Trust, Declaration of Trust, By-laws, or any applicable statutory or regulatory requirement to which the Trust or Portfolio are subject, nor does this Agreement relieve or deprive the Trust's Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust or the Portfolio.

      4.3 Definitions. Any questions of interpretation of any term or provision of this Agreement has the same meaning and is to be resolved by reference to the 1940 Act and the various service agreements between the parties.

      IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective duly authorized officers, and have caused their respective corporate seals to be affixed to this Agreement as of the day and year first above written.

                               THE WORLD INSURANCE TRUST


                               --------------------------------
                               Name:
                               Title:



                               CSI CAPITAL MANAGEMENT


                               --------------------------------
                               Name:
                               Title:




                               COMMONWEALTH SHAREHOLDER
                                    SERVICES, INC.



                               --------------------------------
                               Name:    John Pasco, III
                                 Title: Chairman

                                                            EXHIBIT  23(i)(1)

                             GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                             Phone: (215) 988-7800
                              Fax: (215) 988-7801


                                 August 28, 2002

The World Insurance Trust
1500 Forest Avenue
Suite 223
Richmond, Virginia  23226

Re:   The World Insurance Trust -- Shares of Beneficial Interest

Ladies and Gentlemen:

We have been asked to provide to The World Insurance Trust, a business trust organized under the laws of the state of Delaware on March 19, 2002 (the "Trust"), an opinion with respect to shares of beneficial interest of the Trust registered under the Securities Act of 1933, as amended (the "Securities Act"). In connection with this opinion, we have examined the Certificate of Trust, the Agreement and Declaration of Trust of the Trust, the By-Laws of the Trust and the resolutions adopted by the Trust's Board of Trustees organizing the business of the Trust and authorizing the issuance of shares to the public, all as amended to date, and the various pertinent Trust proceedings we deem material. We have also examined the Notification of Registration and the registration statements filed by the Trust under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Securities Act, all as amended to date, as well as other items we deemed material to this opinion.
The Trust is authorized by its Agreement and Declaration of Trust to issue an unlimited number of shares of beneficial interest (the "Shares") with no par value per share. The Agreement and Declaration of Trust designates, or authorizes the Trustees to designate, one or more series of Shares, and to designate separate classes of shares within the same series. The Agreement and Declaration of Trust also empowers the Trustees to designate any additional series or classes and to allocate Shares to such series or classes. Currently, the Trust is offering an unlimited number of Shares, all of the same series and class, representing shares of beneficial interest in the CSI Equity Portfolio (the "Portfolio").

The Trust has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of Shares of the Trust pursuant to the provisions of Rule 24f-2 under the Investment Company Act. You have further advised us that the Trust will, from year to year, timely file a Notice pursuant to Rule 24f-2 perfecting the registration of the Shares sold by the Trust during each fiscal year during which such registration of an indefinite number of Shares remains in effect.

You have also informed us that the Shares of the Trust will be sold in accordance with the Trust's usual method of distributing its registered Shares, under which prospectuses are made available for delivery to offerees and purchasers of such Shares in accordance with Section 5(b) of the Securities Act. This opinion is based exclusively on the laws of the State of Delaware and the federal law of the United States of America. Based upon the foregoing information and examination, so long as the Trust remains a valid and subsisting entity under the laws of the State of Delaware, and the registration of an indefinite number of Shares of the Trust remains effective, the authorized Shares of the Portfolio identified above, when issued for the consideration set by the Trustees pursuant to the Agreement and Declaration of Trust, and subject to compliance with Rule 24f-2, will be validly issued, fully paid and non-assessable by the Trust, and the holders of such Shares will have all the rights provided for with respect to such holding by the Agreement and Declaration of Trust and the laws of the State of Delaware.
We hereby consent to the use of this opinion as an exhibit to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

                                      Very truly yours,
                                      GREENBERG TRAURIG, LLP



                                      By:   /s/ Steven M. Felsenstein
                                            Steven M. Felsenstein, a Shareholder